Quarterly Holdings Report
for

Fidelity ZERO℠ Total Market Index Fund

July 31, 2019

TMX-QTLY-0919
1.9891459.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	907,694	$30,906,981
Atn International, Inc.	1,301	73,207
Bandwidth, Inc. (a)	718	53,491
CenturyLink, Inc.	119,378	1,443,280
Cincinnati Bell, Inc. (a)	5,848	22,339
Cogent Communications Group, Inc.	5,180	326,392
Consolidated Communications Holdings, Inc. (b)	7,356	34,647
Frontier Communications Corp. (a)(b)	9,720	12,830
GCI Liberty, Inc. (a)	12,155	726,018
Globalstar, Inc. (a)(b)	75,574	35,913
Intelsat SA (a)	8,393	190,018
Iridium Communications, Inc. (a)(b)	11,927	303,423
ORBCOMM, Inc. (a)	9,667	56,649
Pareteum Corp. (a)(b)	5,219	18,267
PDVWireless, Inc. (a)	1,126	50,096
Verizon Communications, Inc.	515,429	28,487,761
Vonage Holdings Corp. (a)	27,694	343,406
WideOpenWest, Inc. (a)(b)	4,114	31,225
Zayo Group Holdings, Inc. (a)	25,337	854,617
		63,970,560
Entertainment - 1.6%
Activision Blizzard, Inc.	95,328	4,646,287
AMC Entertainment Holdings, Inc. Class A (b)	7,046	83,354
Cinemark Holdings, Inc. (b)	13,167	525,627
Electronic Arts, Inc. (a)	37,751	3,491,968
Gaia, Inc. Class A (a)(b)	1,284	7,422
Glu Mobile, Inc. (a)	12,572	93,787
Lions Gate Entertainment Corp.:
Class A	10,403	134,303
Class B	9,329	113,721
Live Nation Entertainment, Inc. (a)(b)	17,390	1,253,123
Marcus Corp.	2,499	87,440
Netflix, Inc. (a)	54,421	17,577,439
Rosetta Stone, Inc. (a)	2,475	56,826
Take-Two Interactive Software, Inc. (a)	14,237	1,744,317
The Madison Square Garden Co. (a)	2,104	610,244
The Walt Disney Co.	185,672	26,552,953
Viacom, Inc.:
Class A	5,619	196,440
Class B (non-vtg.)	38,642	1,172,785
World Wrestling Entertainment, Inc. Class A (b)	5,512	401,163
Zynga, Inc. (a)	103,485	660,234
		59,409,433
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	37,216	45,336,531
Class C (a)	38,448	46,778,913
ANGI Homeservices, Inc. Class A (a)(b)	6,668	92,352
Care.com, Inc. (a)	3,169	34,732
CarGurus, Inc. Class A (a)	4,223	157,391
Cars.com, Inc. (a)	8,435	160,265
Eventbrite, Inc. (b)	1,286	22,749
Facebook, Inc. Class A (a)	299,670	58,204,904
IAC/InterActiveCorp (a)	9,730	2,325,957
Liberty TripAdvisor Holdings, Inc. (a)	8,976	103,673
Match Group, Inc.(b)	6,536	492,095
MeetMe, Inc. (a)	9,009	30,991
QuinStreet, Inc. (a)	4,489	73,126
Snap, Inc. Class A (a)(b)	86,357	1,450,798
TripAdvisor, Inc. (a)(b)	12,799	565,076
TrueCar, Inc. (a)	11,166	56,723
Twitter, Inc. (a)	90,334	3,822,032
Yelp, Inc. (a)	9,485	332,449
Zillow Group, Inc.:
Class A (a)	8,798	438,492
Class C (a)(b)	11,828	590,927
		161,070,176
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	14,675	378,762
AMC Networks, Inc. Class A (a)(b)	5,681	303,252
Cable One, Inc. (b)	632	769,018
CBS Corp. Class B	42,254	2,176,504
Charter Communications, Inc. Class A (a)	21,978	8,469,882
Comcast Corp. Class A	566,227	24,444,020
comScore, Inc. (a)	5,662	18,685
Discovery Communications, Inc.:
Class A (a)(b)	22,501	682,005
Class C (non-vtg.) (a)(b)	42,145	1,190,175
DISH Network Corp. Class A (a)	28,629	969,378
E.W. Scripps Co. Class A	6,716	102,956
Emerald Expositions Events, Inc.	2,861	30,498
Entercom Communications Corp. Class A	16,291	92,533
Entravision Communication Corp. Class A	7,813	25,470
Fluent, Inc. (a)	3,149	16,375
Fox Corp.:
Class A	42,610	1,590,205
Class B	21,349	794,183
Gannett Co., Inc. (b)	14,124	144,771
Gray Television, Inc. (a)	9,041	160,478
Interpublic Group of Companies, Inc.	47,698	1,093,238
John Wiley & Sons, Inc. Class A	5,772	262,684
Liberty Broadband Corp.:
Class A (a)	5,999	589,042
Class C (a)	16,461	1,638,034
Liberty Global PLC:
Class A (a)	31,652	844,159
Class C (a)(b)	68,393	1,780,954
Liberty Latin America Ltd.:
Class A (a)	5,531	90,653
Class C (a)	14,684	240,818
Liberty Media Corp.:
Liberty Braves Class C (a)	4,026	115,828
Liberty Formula One Group Series C (a)	24,231	954,217
Liberty Media Class A (a)	4,166	156,142
Liberty SiriusXM Series A (a)	13,559	564,461
Liberty SiriusXM Series C (a)	16,195	677,923
Loral Space & Communications Ltd. (a)	1,682	61,881
Meredith Corp. (b)	4,775	261,957
MSG Network, Inc. Class A (a)	7,348	139,539
National CineMedia, Inc.	8,459	60,228
New Media Investment Group, Inc.	7,503	80,807
News Corp.:
Class A	41,524	546,456
Class B	22,426	301,854
Nexstar Broadcasting Group, Inc. Class A	5,835	593,828
Omnicom Group, Inc. (b)	27,859	2,234,849
Scholastic Corp.	3,889	132,887
Sinclair Broadcast Group, Inc. Class A (b)	8,826	443,507
Sirius XM Holdings, Inc.	161,952	1,013,820
TechTarget, Inc. (a)	2,690	61,924
Tegna, Inc.	26,116	396,702
The New York Times Co. Class A	17,658	630,037
Tribune Media Co. Class A	9,740	452,618
Tribune Publishing Co.	2,411	19,939
		58,800,136
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	5,067	76,106
Gogo, Inc. (a)(b)	5,407	22,655
NII Holdings, Inc. (a)	11,652	19,925
Shenandoah Telecommunications Co.	5,795	228,091
Spok Holdings, Inc.	3,634	47,206
T-Mobile U.S., Inc. (a)	39,239	3,128,525
Telephone & Data Systems, Inc.	11,598	375,079
U.S. Cellular Corp. (a)	1,740	83,329
Vobile Group Ltd. (a)	26,000	9,610
		3,990,526

TOTAL COMMUNICATION SERVICES		347,240,831

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.3%
Adient PLC	10,684	253,745
American Axle & Manufacturing Holdings, Inc. (a)	13,572	163,814
Aptiv PLC	33,020	2,894,203
Autoliv, Inc.	10,765	776,695
BorgWarner, Inc.	26,120	987,336
Cooper Tire & Rubber Co.	6,125	164,885
Cooper-Standard Holding, Inc. (a)	2,132	105,491
Dana, Inc.	17,538	293,060
Delphi Technologies PLC	11,362	212,924
Dorman Products, Inc. (a)	3,628	260,781
Fox Factory Holding Corp. (a)	4,662	373,333
Garrett Motion, Inc. (a)	9,622	136,344
Gentex Corp.	32,638	894,934
Gentherm, Inc. (a)	4,210	172,231
LCI Industries	3,196	292,849
Lear Corp.	8,042	1,019,565
Modine Manufacturing Co. (a)	6,503	89,221
Motorcar Parts of America, Inc. (a)(b)	2,368	42,340
Standard Motor Products, Inc.	2,551	117,372
Stoneridge, Inc. (a)	3,588	116,861
Superior Industries International, Inc.	2,407	6,162
Tenneco, Inc.	5,627	50,868
The Goodyear Tire & Rubber Co.	28,299	388,545
Tower International, Inc.	2,443	75,244
Veoneer, Inc. (a)(b)	11,025	200,104
Visteon Corp. (a)(b)	3,511	231,305
		10,320,212
Automobiles - 0.4%
Ford Motor Co.	487,825	4,648,972
General Motors Co.	163,738	6,605,191
Harley-Davidson, Inc. (b)	20,102	719,250
REV Group, Inc.	3,489	50,835
Tesla, Inc. (a)(b)	16,944	4,093,840
Thor Industries, Inc.	6,152	366,659
Winnebago Industries, Inc. (b)	3,614	145,644
		16,630,391
Distributors - 0.1%
Core-Mark Holding Co., Inc.	5,718	214,025
Genuine Parts Co.	18,220	1,769,526
LKQ Corp. (a)	39,520	1,064,274
Pool Corp.	5,058	957,833
		4,005,658
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	7,109	336,753
American Public Education, Inc. (a)	2,296	75,814
Bright Horizons Family Solutions, Inc. (a)	7,353	1,118,171
Career Education Corp. (a)	8,380	158,885
Carriage Services, Inc.	1,406	26,883
Chegg, Inc. (a)(b)	12,862	577,761
Frontdoor, Inc. (a)	8,457	385,977
Graham Holdings Co.	540	401,074
Grand Canyon Education, Inc. (a)	5,980	650,445
H&R Block, Inc.	25,321	701,138
Houghton Mifflin Harcourt Co. (a)	12,308	72,002
K12, Inc. (a)	4,744	141,608
Laureate Education, Inc. Class A (a)	7,963	130,514
Regis Corp. (a)(b)	4,615	84,455
Service Corp. International	22,435	1,035,151
ServiceMaster Global Holdings, Inc. (a)	16,812	894,903
Sotheby's Class A (Ltd. vtg.) (a)	3,981	237,706
Strategic Education, Inc.	2,730	485,913
Weight Watchers International, Inc. (a)	4,883	105,717
Zovio, Inc. (a)	2,591	9,872
		7,630,742
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	30,727	1,112,010
BFC Financial Corp. Class A	10,770	46,419
BJ's Restaurants, Inc.	2,409	95,637
Bloomin' Brands, Inc.	11,266	191,860
Boyd Gaming Corp.	9,719	257,456
Brinker International, Inc. (b)	4,927	196,341
Caesars Entertainment Corp. (a)(b)	73,078	865,244
Carnival Corp.	49,762	2,350,259
Carrols Restaurant Group, Inc. (a)	3,595	33,505
Chipotle Mexican Grill, Inc. (a)	3,058	2,432,731
Choice Hotels International, Inc. (b)	4,228	362,805
Churchill Downs, Inc.	4,505	539,023
Chuy's Holdings, Inc. (a)	2,053	48,553
Cracker Barrel Old Country Store, Inc. (b)	2,933	509,491
Darden Restaurants, Inc.	15,423	1,874,820
Dave & Buster's Entertainment, Inc. (b)	4,802	195,201
Del Frisco's Restaurant Group, Inc. (a)	3,399	27,056
Del Taco Restaurants, Inc. (a)	4,180	50,662
Denny's Corp. (a)	7,786	175,886
Dine Brands Global, Inc. (b)	2,173	178,382
Domino's Pizza, Inc.	5,219	1,276,202
Drive Shack, Inc. (a)	6,979	36,430
Dunkin' Brands Group, Inc.	10,175	815,628
El Pollo Loco Holdings, Inc. (a)	2,759	27,149
Eldorado Resorts, Inc. (a)(b)	7,896	356,268
Everi Holdings, Inc. (a)	8,226	98,794
Extended Stay America, Inc. unit	24,032	401,815
Fiesta Restaurant Group, Inc. (a)	2,288	21,850
Golden Entertainment, Inc. (a)(b)	2,299	32,232
Habit Restaurants, Inc. Class A (a)	1,875	18,750
Hilton Grand Vacations, Inc. (a)	12,485	408,260
Hilton Worldwide Holdings, Inc.	37,090	3,581,040
Hyatt Hotels Corp. Class A	5,289	409,104
International Speedway Corp. Class A	3,073	138,531
Jack in the Box, Inc.	3,376	242,498
Las Vegas Sands Corp.	46,143	2,788,883
Lindblad Expeditions Holdings (a)	4,382	82,513
Marriott International, Inc. Class A	35,385	4,920,638
Marriott Vacations Worldwide Corp.	5,142	525,667
McDonald's Corp.	96,030	20,235,442
MGM Mirage, Inc.	62,829	1,886,127
Monarch Casino & Resort, Inc. (a)	1,420	66,839
Noodles & Co. (a)	4,940	36,605
Norwegian Cruise Line Holdings Ltd. (a)	27,567	1,362,912
Papa John's International, Inc. (b)	2,881	127,974
Penn National Gaming, Inc. (a)	13,617	265,804
Planet Fitness, Inc. (a)	10,999	865,181
Playa Hotels & Resorts NV (a)	6,492	47,586
PlayAGS, Inc. (a)(b)	2,621	49,170
Potbelly Corp. (a)	3,003	12,492
Red Robin Gourmet Burgers, Inc. (a)	1,705	56,299
Red Rock Resorts, Inc. (b)	8,942	186,351
Royal Caribbean Cruises Ltd.	21,496	2,500,845
Ruth's Hospitality Group, Inc.	3,849	85,717
Scientific Games Corp. Class A (a)(b)	6,522	133,375
SeaWorld Entertainment, Inc. (a)	8,371	255,901
Shake Shack, Inc. Class A (a)(b)	3,085	230,326
Six Flags Entertainment Corp.	8,865	468,338
Starbucks Corp.	154,685	14,647,123
Texas Roadhouse, Inc. Class A	8,465	467,522
The Cheesecake Factory, Inc. (b)	5,055	217,769
Vail Resorts, Inc.	5,031	1,240,242
Wendy's Co. (b)	22,893	416,424
Wingstop, Inc.	3,557	340,014
Wyndham Destinations, Inc.	12,103	569,567
Wyndham Hotels & Resorts, Inc.	12,497	706,705
Wynn Resorts Ltd.	12,290	1,598,560
YETI Holdings, Inc. (b)	1,774	61,664
Yum! Brands, Inc.	38,837	4,369,939
		81,234,406
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	3,306	38,746
Cavco Industries, Inc. (a)	1,071	189,942
Century Communities, Inc. (a)	3,625	99,941
D.R. Horton, Inc.	42,900	1,970,397
Ethan Allen Interiors, Inc.	3,712	76,393
Garmin Ltd.	15,042	1,182,151
GoPro, Inc. Class A (a)(b)	15,078	79,763
Helen of Troy Ltd. (a)	3,244	481,020
Hooker Furniture Corp.	1,528	31,859
Hovnanian Enterprises, Inc. Class A (a)	462	2,772
Installed Building Products, Inc. (a)	2,550	135,864
iRobot Corp. (a)(b)	3,409	249,198
KB Home	10,988	288,655
La-Z-Boy, Inc.	5,575	183,919
Leggett & Platt, Inc. (b)	16,601	663,542
Lennar Corp.:
Class A	33,095	1,574,329
Class B	6,363	241,794
LGI Homes, Inc. (a)(b)	2,377	167,079
Libbey, Inc. (a)(b)	1,607	2,716
Lovesac (a)	527	11,299
M.D.C. Holdings, Inc.	6,334	228,911
M/I Homes, Inc. (a)	3,683	130,268
Meritage Homes Corp. (a)	4,604	289,177
Mohawk Industries, Inc. (a)	7,894	984,303
Newell Brands, Inc.	53,118	753,744
NVR, Inc. (a)	427	1,427,948
PulteGroup, Inc.	32,212	1,015,000
Roku, Inc. Class A (a)	6,272	648,086
Skyline Champion Corp. (a)	4,719	134,492
Taylor Morrison Home Corp. (a)	14,534	327,306
Tempur Sealy International, Inc. (a)	5,690	456,452
Toll Brothers, Inc.	17,520	630,194
TopBuild Corp. (a)	4,361	353,808
TRI Pointe Homes, Inc. (a)	18,515	253,470
Tupperware Brands Corp.	5,973	91,447
Turtle Beach Corp. (a)	670	6,961
Universal Electronics, Inc. (a)	1,603	68,640
Vuzix Corp. (a)(b)	2,780	5,477
Whirlpool Corp. (b)	8,071	1,174,169
William Lyon Homes, Inc. (a)	3,946	77,499
Zagg, Inc. (a)(b)	2,551	16,913
		16,745,644
Internet & Direct Marketing Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)	2,826	55,333
Amazon.com, Inc. (a)	51,231	95,637,006
Blue Apron Holdings, Inc. Class A (a)(b)	567	4,978
Duluth Holdings, Inc. (a)(b)	973	11,822
eBay, Inc.	113,042	4,656,200
Etsy, Inc. (a)	15,124	1,013,610
Expedia, Inc.	14,846	1,970,658
Groupon, Inc. (a)	52,455	165,233
GrubHub, Inc. (a)(b)	11,188	756,644
Lands' End, Inc. (a)(b)	1,426	15,543
Liberty Interactive Corp. QVC Group Series A (a)	52,954	748,770
Overstock.com, Inc. (a)(b)	2,821	63,529
PetMed Express, Inc.	2,155	37,432
Quotient Technology, Inc. (a)	9,946	104,632
Shutterfly, Inc. (a)	4,222	214,013
Shutterstock, Inc. (b)	2,376	91,167
Stamps.com, Inc. (a)(b)	2,106	100,562
Stitch Fix, Inc. (a)(b)	2,563	66,843
The Booking Holdings, Inc. (a)	5,782	10,908,379
The Rubicon Project, Inc. (a)	5,843	44,465
Wayfair LLC Class A (a)	7,759	1,017,670
		117,684,489
Leisure Products - 0.1%
Acushnet Holdings Corp.	4,120	105,307
American Outdoor Brands Corp. (a)	6,466	62,332
Brunswick Corp.	10,925	537,073
Callaway Golf Co. (b)	11,248	206,288
Clarus Corp.	4,874	70,039
Hasbro, Inc.	14,548	1,762,636
Johnson Outdoors, Inc. Class A	701	47,661
Malibu Boats, Inc. Class A (a)	2,826	85,147
Mattel, Inc. (a)(b)	42,819	625,157
MCBC Holdings, Inc. (a)	2,301	38,197
Nautilus, Inc. (a)	2,881	5,560
Polaris Industries, Inc.	7,378	698,475
Sturm, Ruger & Co., Inc.	2,010	113,565
Vista Outdoor, Inc. (a)	6,681	48,103
		4,405,540
Multiline Retail - 0.4%
Big Lots, Inc.	5,222	133,683
Dillard's, Inc. Class A (b)	2,317	168,631
Dollar General Corp.	32,813	4,397,598
Dollar Tree, Inc. (a)	29,761	3,028,182
JC Penney Corp., Inc. (a)(b)	37,289	29,663
Kohl's Corp.	20,511	1,104,722
Macy's, Inc.	38,389	872,582
Nordstrom, Inc. (b)	13,942	461,620
Ollie's Bargain Outlet Holdings, Inc. (a)	6,336	536,596
Target Corp.	65,133	5,627,491
		16,360,768
Specialty Retail - 2.3%
Aaron's, Inc. Class A	8,706	548,913
Abercrombie & Fitch Co. Class A	7,858	148,752
Advance Auto Parts, Inc.	9,169	1,381,218
America's Car Mart, Inc. (a)	848	76,456
American Eagle Outfitters, Inc.	20,915	369,986
Armstrong Flooring, Inc. (a)	5,015	41,925
Asbury Automotive Group, Inc. (a)	2,375	218,690
Ascena Retail Group, Inc. (a)(b)	19,941	8,858
At Home Group, Inc. (a)	2,996	17,946
AutoNation, Inc. (a)(b)	7,153	348,208
AutoZone, Inc. (a)	3,148	3,535,330
Barnes & Noble Education, Inc. (a)	4,975	17,413
Barnes & Noble, Inc.	6,766	44,114
Bed Bath & Beyond, Inc. (b)	16,786	162,992
Best Buy Co., Inc.	29,056	2,223,656
Boot Barn Holdings, Inc. (a)	3,395	106,230
Burlington Stores, Inc. (a)	8,369	1,512,697
Caleres, Inc.	5,682	106,708
Camping World Holdings, Inc. (b)	3,572	41,900
CarMax, Inc. (a)(b)	21,863	1,918,697
Carvana Co. Class A (a)(b)	3,995	253,922
Chico's FAS, Inc. (b)	15,269	48,708
Citi Trends, Inc.	1,141	17,514
Conn's, Inc. (a)(b)	3,203	66,622
Dick's Sporting Goods, Inc. (b)	9,148	340,031
DSW, Inc. Class A (b)	8,798	161,707
Express, Inc. (a)	5,005	12,362
Five Below, Inc. (a)	6,918	812,588
Floor & Decor Holdings, Inc. Class A (a)	6,991	273,698
Foot Locker, Inc.	14,544	597,177
GameStop Corp. Class A (b)	10,982	44,148
Gap, Inc. (b)	27,119	528,821
Genesco, Inc. (a)	2,438	96,008
GNC Holdings, Inc. Class A (a)(b)	7,483	15,565
Group 1 Automotive, Inc.	2,204	185,048
Guess?, Inc. (b)	7,249	122,146
Haverty Furniture Companies, Inc.	2,853	51,668
Hibbett Sports, Inc. (a)	2,272	41,805
IAA Spinco, Inc. (a)	16,772	784,091
Kirkland's, Inc. (a)(b)	1,629	2,786
L Brands, Inc.	28,351	735,708
Lithia Motors, Inc. Class A (sub. vtg.)	2,788	367,681
Lowe's Companies, Inc.	100,204	10,160,686
Lumber Liquidators Holdings, Inc. (a)(b)	2,673	23,442
MarineMax, Inc. (a)	3,142	48,512
Michaels Companies, Inc. (a)(b)	11,582	79,568
Monro, Inc. (b)	3,987	335,745
Murphy U.S.A., Inc. (a)	3,700	326,932
National Vision Holdings, Inc. (a)(b)	7,986	252,278
O'Reilly Automotive, Inc. (a)	10,000	3,807,600
Office Depot, Inc.	71,914	146,705
Party City Holdco, Inc. (a)(b)	6,836	43,614
Penske Automotive Group, Inc.	4,445	204,337
Rent-A-Center, Inc. (a)	5,660	152,990
RH (a)	2,335	325,499
Ross Stores, Inc.	46,616	4,942,694
Sally Beauty Holdings, Inc. (a)(b)	15,312	210,387
Shoe Carnival, Inc.	1,012	25,685
Signet Jewelers Ltd.	6,717	121,846
Sleep Number Corp. (a)(b)	4,038	198,548
Sonic Automotive, Inc. Class A (sub. vtg.)	3,804	104,876
Sportsman's Warehouse Holdings, Inc. (a)	3,215	14,435
Tailored Brands, Inc. (b)	5,812	28,304
The Buckle, Inc. (b)	4,085	83,130
The Cato Corp. Class A (sub. vtg.)	3,559	51,143
The Children's Place Retail Stores, Inc. (b)	2,004	195,731
The Container Store Group, Inc. (a)	1,909	11,664
The Home Depot, Inc.	140,806	30,088,834
Tiffany & Co., Inc. (b)	13,589	1,276,279
Tile Shop Holdings, Inc.	7,075	18,324
Tilly's, Inc.	1,920	15,725
TJX Companies, Inc.	154,325	8,419,972
Tractor Supply Co.	15,175	1,651,192
Ulta Beauty, Inc. (a)	7,050	2,462,213
Urban Outfitters, Inc. (a)	8,972	213,623
Williams-Sonoma, Inc.	10,116	674,535
Zumiez, Inc. (a)	2,445	60,563
		85,168,104
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	18,639	663,362
Carter's, Inc. (b)	5,679	528,261
Columbia Sportswear Co.	3,640	385,767
Crocs, Inc. (a)	8,612	196,784
Deckers Outdoor Corp. (a)	3,691	576,829
Fossil Group, Inc. (a)(b)	5,274	58,225
G-III Apparel Group Ltd. (a)	5,041	144,475
Hanesbrands, Inc.	44,780	720,510
J.Jill, Inc. (b)	1,093	2,339
Kontoor Brands, Inc.	5,828	170,935
lululemon athletica, Inc. (a)	13,175	2,517,611
Movado Group, Inc.	1,744	45,920
NIKE, Inc. Class B	158,784	13,660,188
Oxford Industries, Inc.	2,297	168,117
PVH Corp.	9,467	841,806
Ralph Lauren Corp.	6,765	705,116
Rocky Brands, Inc.	723	22,789
Samsonite International SA (c)	180,000	352,456
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	16,830	638,530
Steven Madden Ltd.	10,015	345,618
Tapestry, Inc.	36,247	1,121,120
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	26,311	606,995
Class C (non-vtg.) (a)	19,993	406,658
Unifi, Inc. (a)	1,529	28,608
Vera Bradley, Inc. (a)	2,235	26,261
VF Corp.	40,650	3,552,404
Wolverine World Wide, Inc.	11,867	322,189
		28,809,873

TOTAL CONSUMER DISCRETIONARY		388,995,827

CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)(b)	1,050	411,936
Brown-Forman Corp. Class B (non-vtg.)	20,670	1,132,923
Coca-Cola Bottling Co. Consolidated	598	175,531
Constellation Brands, Inc. Class A (sub. vtg.)	20,771	4,088,148
Craft Brew Alliance, Inc. (a)	2,911	45,732
MGP Ingredients, Inc. (b)	1,691	84,533
Molson Coors Brewing Co. Class B	23,261	1,255,861
Monster Beverage Corp. (a)	49,699	3,204,095
National Beverage Corp. (b)	1,285	55,936
PepsiCo, Inc.	175,920	22,484,335
Primo Water Corp. (a)(b)	4,043	59,715
The Coca-Cola Co.	477,740	25,143,456
		58,142,201
Food & Staples Retailing - 1.3%
Andersons, Inc.	3,007	80,738
BJ's Wholesale Club Holdings, Inc. (a)(b)	8,023	189,022
Casey's General Stores, Inc.	4,631	749,805
Chefs' Warehouse Holdings (a)	2,668	97,302
Costco Wholesale Corp.	54,624	15,056,013
Ingles Markets, Inc. Class A	2,081	65,510
Kroger Co.	99,185	2,098,755
Natural Grocers by Vitamin Cottage, Inc. (a)	957	8,776
Performance Food Group Co. (a)	13,096	574,260
PriceSmart, Inc.	2,883	175,863
Rite Aid Corp. (a)(b)	6,422	44,761
SpartanNash Co.	4,143	48,970
Sprouts Farmers Market LLC (a)(b)	15,863	268,561
Sysco Corp.	59,703	4,093,835
U.S. Foods Holding Corp. (a)	26,707	944,627
United Natural Foods, Inc. (a)	6,297	62,088
Walgreens Boots Alliance, Inc.	100,343	5,467,690
Walmart, Inc.	177,356	19,576,555
Weis Markets, Inc.	1,938	70,640
		49,673,771
Food Products - 1.2%
Archer Daniels Midland Co.	69,696	2,863,112
B&G Foods, Inc. Class A (b)	7,741	141,505
Bunge Ltd.	17,588	1,027,667
Cal-Maine Foods, Inc. (b)	3,920	155,898
Calavo Growers, Inc. (b)	1,866	165,029
Campbell Soup Co. (b)	23,790	983,479
Conagra Brands, Inc.	60,790	1,755,007
Darling International, Inc. (a)	20,878	424,450
Dean Foods Co. (b)	7,969	11,555
Farmer Brothers Co. (a)	2,389	38,797
Flowers Foods, Inc.	22,594	535,478
Fresh Del Monte Produce, Inc.	3,408	103,365
Freshpet, Inc. (a)	3,256	147,008
General Mills, Inc.	74,497	3,956,536
Hormel Foods Corp. (b)	33,890	1,389,151
Hostess Brands, Inc. Class A (a)(b)	11,898	168,000
Ingredion, Inc.	8,862	684,944
J&J Snack Foods Corp.	1,827	339,530
John B. Sanfilippo & Son, Inc.	1,123	97,600
Kellogg Co.	31,725	1,847,030
Lamb Weston Holdings, Inc.	18,409	1,235,612
Lancaster Colony Corp.	2,377	370,384
Limoneira Co.	1,406	27,825
McCormick & Co., Inc. (non-vtg.)	15,191	2,408,381
Mondelez International, Inc.	180,842	9,673,239
nLIGHT, Inc. (a)	300	4,932
Pilgrim's Pride Corp. (a)(b)	6,175	167,096
Post Holdings, Inc. (a)	8,371	897,539
Sanderson Farms, Inc.	2,515	329,515
Seaboard Corp.	35	142,857
The Hain Celestial Group, Inc. (a)(b)	10,788	234,855
The Hershey Co.	17,466	2,650,291
The J.M. Smucker Co.	14,141	1,572,338
The Kraft Heinz Co.	77,320	2,475,013
The Simply Good Foods Co. (a)	6,160	167,737
Tootsie Roll Industries, Inc. (b)	2,606	97,360
TreeHouse Foods, Inc. (a)(b)	7,114	422,145
Tyson Foods, Inc. Class A	36,880	2,931,960
		42,644,220
Household Products - 1.5%
Central Garden & Pet Co. (a)	2,190	66,532
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,110	113,231
Church & Dwight Co., Inc.	30,763	2,320,761
Clorox Co.	15,962	2,595,421
Colgate-Palmolive Co.	108,217	7,763,488
Energizer Holdings, Inc.	8,036	338,155
Funko, Inc. (a)(b)	1,484	37,115
Kimberly-Clark Corp.	43,194	5,859,266
Procter & Gamble Co.	310,633	36,667,119
Spectrum Brands Holdings, Inc. (b)	5,609	281,067
WD-40 Co.	1,778	322,814
		56,364,969
Personal Products - 0.2%
Avon Products, Inc. (a)	56,314	239,335
Coty, Inc. Class A	56,582	617,310
Edgewell Personal Care Co. (a)	6,372	193,900
elf Beauty, Inc. (a)	2,654	44,030
Estee Lauder Companies, Inc. Class A	27,424	5,051,227
Herbalife Nutrition Ltd. (a)	13,418	550,406
Inter Parfums, Inc.	2,079	144,033
MediFast, Inc.	1,562	174,397
Natural Health Trends Corp. (b)	523	3,928
Nu Skin Enterprises, Inc. Class A	6,896	275,702
USANA Health Sciences, Inc. (a)	1,633	111,126
		7,405,394
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	11,725	18,643
Altria Group, Inc.	234,518	11,038,762
Philip Morris International, Inc.	193,963	16,217,246
Pyxus International, Inc. (a)(b)	724	10,331
Turning Point Brands, Inc. (b)	1,076	39,952
Universal Corp.	3,002	178,619
Vector Group Ltd. (b)	13,694	158,166
		27,661,719

TOTAL CONSUMER STAPLES		241,892,274

ENERGY - 4.5%
Energy Equipment & Services - 0.5%
Archrock, Inc.	16,759	184,014
Baker Hughes, a GE Co. Class A	63,377	1,609,142
Basic Energy Services, Inc. (a)(b)	2,045	3,640
C&J Energy Services, Inc. (a)	7,225	79,042
Carbo Ceramics, Inc. (a)(b)	3,631	4,648
Core Laboratories NV (b)	5,262	263,995
Diamond Offshore Drilling, Inc. (a)(b)	7,331	66,272
Dmc Global, Inc.	1,683	87,920
Dril-Quip, Inc. (a)	4,373	230,107
Ensco PLC Class A (b)	14,148	115,872
Exterran Corp. (a)	4,471	61,029
Forum Energy Technologies, Inc. (a)	9,364	24,534
Frank's International NV (a)	8,675	49,448
FTS International, Inc. (a)	2,683	10,652
Halliburton Co.	110,534	2,542,282
Helix Energy Solutions Group, Inc. (a)	17,895	156,760
Helmerich & Payne, Inc.	13,219	656,720
ION Geophysical Corp. (a)	1,017	9,824
KLX Energy Services Holdings, Inc. (a)	2,412	37,917
Liberty Oilfield Services, Inc. Class A	4,300	60,845
Mammoth Energy Services, Inc. (b)	1,206	7,815
Matrix Service Co. (a)	2,917	53,585
McDermott International, Inc. (a)(b)	22,853	146,716
Nabors Industries Ltd.	36,799	108,925
National Oilwell Varco, Inc.	47,785	1,138,239
NCS Multistage Holdings, Inc. (a)	1,294	4,154
Newpark Resources, Inc. (a)	10,431	79,589
Noble Corp. (a)	26,381	58,830
Oceaneering International, Inc. (a)	11,955	184,705
Oil States International, Inc. (a)	7,587	113,198
Patterson-UTI Energy, Inc.	27,303	317,534
Pioneer Energy Services Corp. (a)(b)	9,076	1,897
RPC, Inc. (b)	5,980	36,956
Schlumberger Ltd.	172,315	6,887,431
SEACOR Holdings, Inc. (a)	2,245	106,952
Solaris Oilfield Infrastructure, Inc. Class A	4,008	57,354
Superior Energy Services, Inc. (a)	16,313	14,799
TechnipFMC PLC	52,608	1,448,824
TETRA Technologies, Inc. (a)	18,640	29,078
Tidewater, Inc. (a)	4,139	95,156
Transocean Ltd. (United States) (a)(b)	64,592	392,719
U.S. Silica Holdings, Inc. (b)	9,577	132,737
		17,671,856
Oil, Gas & Consumable Fuels - 4.0%
Abraxas Petroleum Corp. (a)	15,774	13,730
Alta Mesa Resources, Inc. Class A (a)(b)	11,261	1,689
Anadarko Petroleum Corp.	62,894	4,632,772
Antero Resources Corp. (a)(b)	26,402	121,713
Apache Corp.	47,271	1,154,358
Arch Coal, Inc.	2,224	198,292
Bonanza Creek Energy, Inc. (a)	2,398	52,276
Cabot Oil & Gas Corp.	54,380	1,041,921
California Resources Corp. (a)(b)	5,674	86,869
Callon Petroleum Co. (a)	28,568	140,555
Carrizo Oil & Gas, Inc. (a)	10,236	97,549
Centennial Resource Development, Inc. Class A (a)	23,734	141,217
Cheniere Energy, Inc. (a)	27,568	1,796,055
Chesapeake Energy Corp. (a)(b)	110,447	199,909
Chevron Corp.	238,338	29,341,791
Cimarex Energy Co.	12,271	621,772
Clean Energy Fuels Corp. (a)	16,045	42,840
CNX Resources Corp. (a)	25,091	206,248
Concho Resources, Inc.	24,905	2,432,720
ConocoPhillips Co.	143,922	8,502,912
CONSOL Energy, Inc. (a)(b)	3,365	72,314
Contango Oil & Gas Co. (a)(b)	3,597	4,784
Continental Resources, Inc. (a)	11,060	411,100
CVR Energy, Inc.	3,669	194,714
Delek U.S. Holdings, Inc.	9,292	400,299
Denbury Resources, Inc. (a)(b)	55,769	63,019
Devon Energy Corp.	59,114	1,596,078
Diamondback Energy, Inc.	19,213	1,987,201
Earthstone Energy, Inc. (a)	2,242	9,820
EOG Resources, Inc.	72,510	6,224,984
EQT Corp.	32,173	486,134
Equitrans Midstream Corp.	25,550	423,875
Evolution Petroleum Corp.	3,204	19,544
Extraction Oil & Gas, Inc. (a)(b)	12,744	47,280
Exxon Mobil Corp.	528,091	39,268,847
Green Plains, Inc.	4,862	49,058
Gulfport Energy Corp. (a)(b)	20,476	77,399
Hess Corp.	31,149	2,019,701
Highpoint Resources, Inc. (a)	13,742	17,178
HollyFrontier Corp.	19,700	980,469
International Seaways, Inc. (a)	3,490	59,365
Jagged Peak Energy, Inc. (a)	7,075	51,931
Kinder Morgan, Inc.	237,273	4,892,569
Kosmos Energy Ltd.	29,439	176,928
Laredo Petroleum, Inc. (a)	17,833	59,206
Lilis Energy, Inc. (a)(b)	5,087	1,557
Lonestar Resources U.S., Inc. (a)(b)	2,533	6,282
Magnolia Oil & Gas Corp. Class A (a)	9,866	110,302
Marathon Oil Corp.	103,274	1,453,065
Marathon Petroleum Corp.	86,479	4,876,551
Matador Resources Co. (a)(b)	12,252	216,003
Midstates Petroleum Co., Inc. (a)	3,051	13,882
Montage Resources Corp. (a)	512	1,710
Murphy Oil Corp. (b)	20,257	486,978
Nine Energy Service, Inc. (a)	775	9,974
Noble Energy, Inc.	60,603	1,338,114
Northern Oil & Gas, Inc. (a)(b)	24,807	40,187
Oasis Petroleum, Inc. (a)	32,610	158,811
Occidental Petroleum Corp.	94,413	4,849,052
ONEOK, Inc.	51,101	3,581,158
Overseas Shipholding Group, Inc. (a)	7,564	14,750
Par Pacific Holdings, Inc. (a)	3,460	79,788
Parsley Energy, Inc. Class A (a)	32,826	544,583
PBF Energy, Inc. Class A	14,691	410,320
PDC Energy, Inc. (a)	8,456	242,941
Peabody Energy Corp.	10,035	211,337
Penn Virginia Corp. (a)	1,501	51,394
Phillips 66 Co.	53,040	5,439,782
Pioneer Natural Resources Co.	21,220	2,929,209
QEP Resources, Inc. (a)	27,878	137,996
Range Resources Corp. (b)	26,221	149,197
Renewable Energy Group, Inc. (a)	4,038	54,876
Rex American Resources Corp. (a)	842	62,813
Ring Energy, Inc. (a)	7,566	18,537
SandRidge Energy, Inc. (a)	3,184	21,492
SemGroup Corp. Class A (b)	7,816	99,029
SM Energy Co. (b)	13,842	138,005
Southwestern Energy Co. (a)(b)	74,626	164,177
SRC Energy, Inc. (a)	32,199	131,372
Talos Energy, Inc. (a)	2,505	51,553
Targa Resources Corp.	28,435	1,106,406
Teekay Corp. (b)	6,526	29,759
Teekay Tankers Ltd. (a)	25,072	30,839
Tellurian, Inc. (a)(b)	11,209	69,160
The Williams Companies, Inc.	151,903	3,742,890
Ultra Petroleum Corp. (a)	23,123	3,700
Unit Corp. (a)	6,037	39,241
Uranium Energy Corp. (a)(b)	22,511	22,295
Valero Energy Corp.	53,179	4,533,510
W&T Offshore, Inc. (a)	10,328	46,373
Whiting Petroleum Corp. (a)(b)	11,590	204,911
World Fuel Services Corp.	8,232	321,377
WPX Energy, Inc. (a)	48,773	509,190
		149,177,413

TOTAL ENERGY		166,849,269

FINANCIALS - 13.8%
Banks - 5.7%
1st Source Corp.	2,558	120,098
Allegiance Bancshares, Inc. (a)	1,105	37,084
Amalgamated Bank	920	15,787
Ameris Bancorp	4,712	187,396
Associated Banc-Corp.	20,923	453,401
Atlantic Capital Bancshares, Inc. (a)	2,798	51,455
Banc of California, Inc.	4,933	77,103
BancFirst Corp.	2,199	128,290
Bancorp, Inc., Delaware (a)	7,734	74,865
BancorpSouth Bank	11,226	335,545
Bank of America Corp.	1,138,424	34,926,848
Bank of Hawaii Corp.	5,043	429,916
Bank of Marin Bancorp	2,269	99,201
Bank OZK	15,361	469,739
BankUnited, Inc.	12,618	434,185
Banner Corp.	4,090	242,373
BB&T Corp.	96,241	4,959,299
Berkshire Hills Bancorp, Inc.	4,676	153,373
BOK Financial Corp.	4,265	356,895
Boston Private Financial Holdings, Inc.	9,829	113,427
Brookline Bancorp, Inc., Delaware	11,171	165,666
Bryn Mawr Bank Corp.	2,558	94,851
Byline Bancorp, Inc. (a)	2,778	53,088
Cadence Bancorp Class A	15,248	261,351
Carolina Financial Corp.	2,750	96,580
Cathay General Bancorp	9,977	371,344
CBTX, Inc.	2,449	73,813
Centerstate Banks of Florida, Inc.	9,854	239,649
Central Pacific Financial Corp.	4,257	125,454
Chemical Financial Corp.	8,648	363,562
CIT Group, Inc.	13,218	668,170
Citigroup, Inc.	304,730	21,684,587
Citizens Financial Group, Inc.	58,134	2,166,073
City Holding Co.	1,913	148,162
Columbia Banking Systems, Inc.	8,906	335,845
Comerica, Inc.	20,169	1,476,371
Commerce Bancshares, Inc.	12,284	747,236
Community Bank System, Inc.	6,543	431,773
Community Trust Bancorp, Inc.	2,218	93,799
ConnectOne Bancorp, Inc.	4,540	103,784
Cullen/Frost Bankers, Inc.	8,089	767,970
Customers Bancorp, Inc. (a)	3,213	66,252
CVB Financial Corp.	12,824	282,256
Eagle Bancorp, Inc.	4,171	168,133
East West Bancorp, Inc.	18,171	872,390
Enterprise Financial Services Corp.	2,679	111,661
Equity Bancshares, Inc. (a)	1,610	42,649
Fifth Third Bancorp	82,136	2,438,618
Financial Institutions, Inc.	2,710	83,441
First Bancorp, North Carolina	3,633	134,203
First Bancorp, Puerto Rico	26,393	283,989
First Busey Corp.	5,365	145,016
First Citizens Bancshares, Inc.	1,128	526,799
First Commonwealth Financial Corp.	12,232	168,435
First Financial Bancorp, Ohio	11,577	295,098
First Financial Bankshares, Inc. (b)	17,040	558,060
First Financial Corp., Indiana	995	43,193
First Foundation, Inc.	4,519	67,966
First Hawaiian, Inc.	10,531	281,810
First Horizon National Corp.	40,213	659,493
First Internet Bancorp	1,064	22,429
First Interstate Bancsystem, Inc.	4,305	172,329
First Merchants Corp.	6,399	252,185
First Midwest Bancorp, Inc., Delaware	14,215	307,470
First of Long Island Corp.	3,375	74,655
First Republic Bank	20,260	2,013,034
Flushing Financial Corp.	3,723	75,800
FNB Corp., Pennsylvania	40,394	486,748
Franklin Financial Network, Inc.	1,333	39,324
Fulton Financial Corp.	21,758	369,886
German American Bancorp, Inc.	2,865	90,391
Glacier Bancorp, Inc. (b)	10,758	450,868
Great Southern Bancorp, Inc.	1,602	96,056
Great Western Bancorp, Inc.	7,738	261,699
Hancock Whitney Corp.	10,789	447,959
Hanmi Financial Corp.	3,453	74,205
Heartland Financial U.S.A., Inc.	3,427	164,804
Heritage Commerce Corp.	5,677	70,224
Heritage Financial Corp., Washington	4,051	115,535
Hilltop Holdings, Inc.	8,714	197,634
Home Bancshares, Inc.	20,147	396,291
Hope Bancorp, Inc.	15,480	228,330
Horizon Bancorp, Inc. Indiana	4,730	82,397
Huntington Bancshares, Inc.	131,495	1,873,804
IBERIABANK Corp.	7,033	552,583
Independent Bank Corp.	2,868	62,350
Independent Bank Corp., Massachusetts	3,620	281,491
Independent Bank Group, Inc.	4,666	265,075
International Bancshares Corp.	6,699	252,083
Investors Bancorp, Inc.	28,925	328,588
JPMorgan Chase& Co.	414,636	48,097,776
KeyCorp	128,379	2,358,322
Lakeland Bancorp, Inc.	5,987	98,067
Lakeland Financial Corp. (b)	3,645	167,634
LegacyTexas Financial Group, Inc.	5,651	241,524
Live Oak Bancshares, Inc. (b)	2,856	55,606
M&T Bank Corp.	17,495	2,873,554
Mercantile Bank Corp.	1,575	52,920
Midland States Bancorp, Inc.	2,936	79,624
National Bank Holdings Corp.	3,239	117,511
NBT Bancorp, Inc.	5,547	214,669
OFG Bancorp	5,668	128,267
Old Line Bancshares, Inc.	2,401	67,804
Old National Bancorp, Indiana	19,051	335,488
Old Second Bancorp, Inc.	4,480	58,867
Opus Bank	2,956	66,244
Origin Bancorp, Inc.	300	10,443
Pacific Premier Bancorp, Inc.	5,670	179,342
PacWest Bancorp	14,737	569,290
Park National Corp.	1,825	172,627
Peapack-Gladstone Financial Corp.	3,045	86,569
Peoples Bancorp, Inc.	2,554	82,775
Peoples United Financial, Inc.	47,354	777,553
Pinnacle Financial Partners, Inc.	8,857	537,974
PNC Financial Services Group, Inc.	57,552	8,224,181
Popular, Inc.	12,575	723,817
Preferred Bank, Los Angeles	1,570	85,078
Prosperity Bancshares, Inc. (b)	8,057	559,075
QCR Holdings, Inc.	2,173	83,139
Regions Financial Corp.	128,336	2,044,392
Renasant Corp.	5,725	205,470
S&T Bancorp, Inc.	4,290	163,320
Sandy Spring Bancorp, Inc.	4,268	155,526
Seacoast Banking Corp., Florida (a)	5,859	158,427
ServisFirst Bancshares, Inc.	5,875	200,103
Signature Bank	6,631	845,187
Simmons First National Corp. Class A	11,086	285,465
South State Corp.	4,357	348,865
Southside Bancshares, Inc. (b)	4,062	140,626
Sterling Bancorp	27,059	591,239
Stock Yards Bancorp, Inc.	2,298	87,899
SunTrust Banks, Inc.	56,110	3,736,926
SVB Financial Group (a)	6,732	1,561,622
Synovus Financial Corp.	20,847	795,730
Texas Capital Bancshares, Inc. (a)	6,438	405,143
Tompkins Financial Corp.	1,535	125,824
TowneBank	8,289	233,252
Trico Bancshares	3,134	118,309
TriState Capital Holdings, Inc. (a)	3,002	63,042
Triumph Bancorp, Inc. (a)	3,159	98,592
Trustmark Corp.	8,698	309,127
U.S. Bancorp	189,110	10,807,637
UMB Financial Corp.	5,469	373,314
Umpqua Holdings Corp.	28,096	490,556
Union Bankshares Corp.	7,187	273,322
United Bankshares, Inc., West Virginia (b)	13,035	489,986
United Community Bank, Inc.	9,989	286,684
Univest Corp. of Pennsylvania	4,666	128,128
Valley National Bancorp (b)	40,339	450,183
Veritex Holdings, Inc.	6,086	155,741
Washington Trust Bancorp, Inc.	2,124	106,689
Webster Financial Corp.	11,562	589,662
Wells Fargo & Co.	528,514	25,585,363
WesBanco, Inc.	6,639	242,855
Westamerica Bancorp.	3,026	193,967
Western Alliance Bancorp.	12,119	599,163
Wintrust Financial Corp.	7,085	506,861
Zions Bancorp NA	23,795	1,072,441
		213,603,475
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	6,484	556,262
Ameriprise Financial, Inc.	17,497	2,545,988
Artisan Partners Asset Management, Inc.	6,281	185,855
Bank of New York Mellon Corp.	113,501	5,325,467
BGC Partners, Inc. Class A	71,808	395,662
BlackRock, Inc. Class A	15,131	7,076,466
Blucora, Inc. (a)	6,091	182,365
Cboe Global Markets, Inc.	13,979	1,528,044
Charles Schwab Corp.	150,144	6,489,224
CME Group, Inc.	44,597	8,670,549
Cohen & Steers, Inc.	2,789	146,060
Cowen Group, Inc. Class A (a)	2,739	48,097
Diamond Hill Investment Group, Inc.	470	66,247
Donnelley Financial Solutions, Inc. (a)	3,983	54,288
E*TRADE Financial Corp.	31,562	1,539,910
Eaton Vance Corp. (non-vtg.)	15,016	668,212
Evercore, Inc. Class A	5,035	434,873
FactSet Research Systems, Inc.	4,785	1,326,881
Federated Investors, Inc. Class B (non-vtg.)	11,695	406,401
Franklin Resources, Inc. (b)	37,008	1,207,571
Gain Capital Holdings, Inc.	2,246	9,568
Goldman Sachs Group, Inc.	43,152	9,499,050
Greenhill & Co., Inc.	2,228	36,985
Hamilton Lane, Inc. Class A	2,228	130,784
Houlihan Lokey	4,095	188,370
Interactive Brokers Group, Inc.	9,089	465,902
IntercontinentalExchange, Inc.	70,875	6,227,078
INTL FCStone, Inc. (a)	1,848	75,361
Invesco Ltd.	50,912	977,001
Janus Henderson Group PLC	20,762	416,693
Lazard Ltd. Class A	16,146	625,012
Legg Mason, Inc. (b)	10,561	397,727
LPL Financial	10,714	898,583
MarketAxess Holdings, Inc.	4,706	1,586,110
Moelis & Co. Class A	5,892	214,704
Moody's Corp.	20,787	4,455,486
Morgan Stanley	163,107	7,268,048
Morningstar, Inc.	2,176	330,708
MSCI, Inc.	11,027	2,505,775
Northern Trust Corp.	27,683	2,712,934
Oppenheimer Holdings, Inc. Class A (non-vtg.)	704	20,515
Piper Jaffray Companies	1,945	150,349
PJT Partners, Inc.	2,431	102,491
Raymond James Financial, Inc.	16,348	1,318,793
S&P Global, Inc.	31,238	7,651,748
SEI Investments Co.	16,098	959,280
State Street Corp.	47,508	2,759,740
Stifel Financial Corp.	8,930	534,103
T. Rowe Price Group, Inc.	30,089	3,411,792
TD Ameritrade Holding Corp.	33,830	1,728,713
The NASDAQ OMX Group, Inc.	14,350	1,382,910
Virtu Financial, Inc. Class A (b)	7,468	161,906
Virtus Investment Partners, Inc.	960	102,874
Waddell & Reed Financial, Inc. Class A (b)	10,385	181,738
Westwood Holdings Group, Inc.	1,225	38,343
WisdomTree Investments, Inc.	15,480	95,976
		98,477,572
Consumer Finance - 0.8%
Ally Financial, Inc.	51,899	1,707,996
American Express Co.	87,244	10,850,536
Capital One Financial Corp.	59,214	5,472,558
Credit Acceptance Corp. (a)	1,514	723,737
CURO Group Holdings Corp. (a)	1,320	16,394
Discover Financial Services	41,925	3,762,350
Elevate Credit, Inc. (a)	2,164	9,002
Encore Capital Group, Inc. (a)(b)	3,267	117,547
Enova International, Inc. (a)	4,545	122,488
EZCORP, Inc. (non-vtg.) Class A (a)(b)	5,861	57,731
First Cash Financial Services, Inc.	5,446	548,085
Green Dot Corp. Class A (a)	5,868	297,449
LendingClub Corp. (a)	10,145	149,943
Navient Corp.	28,608	404,803
Nelnet, Inc. Class A	2,748	171,915
OneMain Holdings, Inc.	9,453	391,827
PRA Group, Inc. (a)	5,191	161,596
Regional Management Corp. (a)	2,475	59,722
Santander Consumer U.S.A. Holdings, Inc.	14,268	383,952
SLM Corp.	55,204	502,908
Synchrony Financial	82,643	2,965,231
World Acceptance Corp. (a)	788	99,863
		28,977,633
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc. (b)	16,818	378,069
Berkshire Hathaway, Inc. Class B (a)	242,478	49,812,256
Cannae Holdings, Inc. (a)	8,478	245,438
Columbia Financial, Inc. (a)	6,195	94,722
FB Financial Corp.	1,859	70,661
FGL Holdings Class A	20,954	170,775
Focus Financial Partners, Inc. Class A	2,152	60,062
Jefferies Financial Group, Inc.	35,269	752,288
On Deck Capital, Inc. (a)	6,314	22,604
Pennymac Financial Services, Inc.	7,882	189,247
Victory Capital Holdings, Inc. (a)	1,748	31,237
Voya Financial, Inc.	19,268	1,082,284
		52,909,643
Insurance - 2.8%
AFLAC, Inc.	94,788	4,989,640
Alleghany Corp. (a)	1,835	1,258,315
Allstate Corp.	42,950	4,612,830
AMBAC Financial Group, Inc. (a)	5,714	104,109
American Equity Investment Life Holding Co.	11,543	297,809
American Financial Group, Inc.	8,650	885,587
American International Group, Inc.	110,336	6,177,713
American National Insurance Co.	1,060	128,281
Amerisafe, Inc.	2,222	144,563
Aon PLC	30,008	5,679,014
Arch Capital Group Ltd. (a)	50,483	1,953,187
Argo Group International Holdings, Ltd.	4,329	296,277
Arthur J. Gallagher & Co.	22,820	2,063,613
Assurant, Inc.	6,386	723,917
Assured Guaranty Ltd.	13,077	571,334
Athene Holding Ltd. (a)	15,390	628,835
Axis Capital Holdings Ltd.	12,564	799,950
Brighthouse Financial, Inc. (a)	14,709	576,152
Brown & Brown, Inc.	29,173	1,048,186
Chubb Ltd.	57,345	8,764,610
Cincinnati Financial Corp.	18,790	2,016,731
CNO Financial Group, Inc.	20,164	340,973
eHealth, Inc. (a)	2,334	242,153
Employers Holdings, Inc.	3,850	169,015
Enstar Group Ltd. (a)	1,861	329,676
Erie Indemnity Co. Class A	2,440	543,559
Everest Re Group Ltd.	5,041	1,243,312
FBL Financial Group, Inc. Class A	1,239	77,685
First American Financial Corp.	13,807	798,321
FNF Group	34,376	1,474,043
Genworth Financial, Inc. Class A	60,664	242,049
Goosehead Insurance	1,047	47,125
Greenlight Capital Re, Ltd. (a)	3,005	25,092
Hanover Insurance Group, Inc.	5,158	669,044
Hartford Financial Services Group, Inc.	44,701	2,576,119
HCI Group, Inc.	1,035	41,493
Health Insurance Innovations, Inc. (a)(b)	1,454	31,973
Heritage Insurance Holdings, Inc.	2,212	29,729
Horace Mann Educators Corp.	4,773	207,339
James River Group Holdings Ltd.	3,620	173,145
Kemper Corp.	7,786	685,324
Kinsale Capital Group, Inc.	2,337	210,003
Lincoln National Corp.	27,101	1,770,779
Loews Corp.	34,482	1,846,166
Maiden Holdings Ltd.	6,959	3,445
Markel Corp. (a)	1,724	1,920,415
Marsh & McLennan Companies, Inc.	62,639	6,188,733
MBIA, Inc. (a)	11,570	107,948
Mercury General Corp.	3,288	186,462
MetLife, Inc.	122,903	6,073,866
National General Holdings Corp.	8,033	198,656
National Western Life Group, Inc.	258	69,402
Old Republic International Corp.	34,437	785,508
Primerica, Inc.	5,536	679,212
Principal Financial Group, Inc.	33,147	1,923,852
ProAssurance Corp.	6,742	263,545
Progressive Corp.	72,728	5,889,513
Prudential Financial, Inc.	51,576	5,225,165
Reinsurance Group of America, Inc.	7,885	1,229,429
RenaissanceRe Holdings Ltd.	5,063	917,162
RLI Corp. (b)	4,826	434,967
Safety Insurance Group, Inc.	1,716	169,301
Selective Insurance Group, Inc.	7,205	541,816
Stewart Information Services Corp.	3,156	119,391
The Travelers Companies, Inc.	32,952	4,831,422
Third Point Reinsurance Ltd. (a)	9,060	91,325
Torchmark Corp.	12,518	1,143,144
Trupanion, Inc. (a)(b)	3,170	101,947
United Fire Group, Inc.	2,694	140,815
United Insurance Holdings Corp.	3,578	40,539
Universal Insurance Holdings, Inc.	3,802	94,328
Unum Group	27,514	879,072
W.R. Berkley Corp.	17,970	1,246,938
White Mountains Insurance Group Ltd.	398	428,248
Willis Group Holdings PLC	16,164	3,155,536
		102,575,872
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	4,830	79,019
AGNC Investment Corp.	65,727	1,126,561
Annaly Capital Management, Inc.	173,237	1,654,413
Anworth Mortgage Asset Corp.	15,570	59,945
Apollo Commercial Real Estate Finance, Inc.	13,073	246,034
Arbor Realty Trust, Inc.	8,023	97,800
Ares Commercial Real Estate Corp.	2,596	39,381
Arlington Asset Investment Corp. (b)	3,545	23,326
Armour Residential REIT, Inc.	7,469	133,471
Blackstone Mortgage Trust, Inc.	14,973	531,841
Capstead Mortgage Corp.	11,586	97,670
Cherry Hill Mortgage Investment Corp.	1,714	26,550
Chimera Investment Corp.	22,539	434,552
Dynex Capital, Inc.	2,061	33,594
Exantas Capital Corp.	6,618	74,055
Granite Point Mortgage Trust, Inc.	6,719	128,333
Invesco Mortgage Capital, Inc.	13,105	215,970
KKR Real Estate Finance Trust, Inc.	3,864	77,396
Ladder Capital Corp. Class A	10,803	181,814
MFA Financial, Inc.	54,360	390,305
New Residential Investment Corp.	44,913	704,685
New York Mortgage Trust, Inc.	22,631	138,275
Orchid Island Capital, Inc.	4,600	28,474
PennyMac Mortgage Investment Trust	7,530	165,886
Redwood Trust, Inc.	11,474	194,140
Starwood Property Trust, Inc.	34,178	793,955
TPG RE Finance Trust, Inc.	4,938	97,526
Two Harbors Investment Corp.	31,566	424,878
Western Asset Mortgage Capital Corp.	6,198	62,972
		8,262,821
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	842	41,460
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	6,642	194,677
Capitol Federal Financial, Inc.	18,510	252,847
Dime Community Bancshares, Inc.	4,670	94,241
Essent Group Ltd.	12,307	568,091
Farmer Mac Class C (non-vtg.)	1,018	78,661
First Defiance Financial Corp.	2,825	81,134
Flagstar Bancorp, Inc.	3,650	125,852
HomeStreet, Inc. (a)	3,308	95,998
Kearny Financial Corp.	11,906	158,945
LendingTree, Inc. (a)(b)	932	300,607
Meridian Bancorp, Inc. Maryland	6,451	118,311
Meta Financial Group, Inc.	3,214	99,216
MGIC Investment Corp.	45,554	585,369
New York Community Bancorp, Inc. (b)	60,245	694,625
NMI Holdings, Inc. (a)	8,593	213,794
Northfield Bancorp, Inc.	5,530	86,545
Northwest Bancshares, Inc.	12,813	219,743
OceanFirst Financial Corp.	5,267	128,515
Ocwen Financial Corp. (a)	12,668	24,069
Oritani Financial Corp.	5,612	101,577
Provident Financial Services, Inc.	7,807	188,773
Radian Group, Inc.	26,595	606,366
TFS Financial Corp.	6,944	124,714
Trustco Bank Corp., New York	12,799	103,672
United Financial Bancorp, Inc. New	5,657	81,121
Walker & Dunlop, Inc.	3,544	206,757
Washington Federal, Inc.	9,903	362,252
WMI Holdings Corp. (a)	2,485	18,911
WSFS Financial Corp.	4,352	184,394
		6,099,777

TOTAL FINANCIALS		510,948,253

HEALTH CARE - 13.6%
Biotechnology - 2.5%
AbbVie, Inc.	187,758	12,508,438
Abeona Therapeutics, Inc. (a)	2,802	7,257
ACADIA Pharmaceuticals, Inc. (a)(b)	14,120	347,070
Acceleron Pharma, Inc. (a)	5,138	224,325
Achillion Pharmaceuticals, Inc. (a)	16,272	71,760
Acorda Therapeutics, Inc. (a)	3,953	27,394
Adamas Pharmaceuticals, Inc. (a)(b)	1,801	11,274
Aduro Biotech, Inc. (a)	6,785	8,956
Adverum Biotechnologies, Inc. (a)	6,401	85,837
Aeglea BioTherapeutics, Inc. (a)	1,725	15,456
Agenus, Inc. (a)	10,971	26,440
Agios Pharmaceuticals, Inc. (a)(b)	6,472	311,368
Aimmune Therapeutics, Inc. (a)	5,283	101,698
Akebia Therapeutics, Inc. (a)(b)	11,255	47,158
Alder Biopharmaceuticals, Inc. (a)	7,924	80,191
Aldeyra Therapeutics, Inc. (a)	2,151	11,787
Alexion Pharmaceuticals, Inc. (a)	27,985	3,170,421
Alkermes PLC (a)	19,350	448,146
Allakos, Inc. (a)(b)	934	32,475
Allogene Therapeutics, Inc. (b)	2,156	66,836
Alnylam Pharmaceuticals, Inc. (a)(b)	11,318	878,164
AMAG Pharmaceuticals, Inc. (a)(b)	4,837	39,954
Amgen, Inc.	79,545	14,841,506
Amicus Therapeutics, Inc. (a)(b)	23,094	286,366
AnaptysBio, Inc. (a)	2,995	160,861
Anika Therapeutics, Inc. (a)	1,775	97,785
Apellis Pharmaceuticals, Inc. (a)	4,301	120,127
Arcus Biosciences, Inc. (a)(b)	1,109	8,772
Arena Pharmaceuticals, Inc. (a)	6,246	391,499
ArQule, Inc. (a)	11,752	118,578
Arrowhead Pharmaceuticals, Inc. (a)(b)	11,163	324,397
Assembly Biosciences, Inc. (a)	2,063	25,788
Atara Biotherapeutics, Inc. (a)	5,491	78,357
Audentes Therapeutics, Inc. (a)	4,397	171,131
Avid Bioservices, Inc. (a)	6,807	44,109
Bellicum Pharmaceuticals, Inc. (a)	4,128	5,944
BioCryst Pharmaceuticals, Inc. (a)	11,836	37,520
Biogen, Inc. (a)	25,151	5,981,411
Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,357	187,525
BioMarin Pharmaceutical, Inc. (a)	22,088	1,752,020
Biospecifics Technologies Corp. (a)	868	50,431
bluebird bio, Inc. (a)(b)	6,730	883,178
Blueprint Medicines Corp. (a)	5,469	547,720
Calithera Biosciences, Inc. (a)	5,425	23,002
Cara Therapeutics, Inc. (a)(b)	4,077	97,603
CareDx, Inc. (a)	4,596	150,611
CASI Pharmaceuticals, Inc. (a)(b)	4,679	14,598
Catalyst Biosciences, Inc. (a)	1,629	13,342
Catalyst Pharmaceutical Partners, Inc. (a)(b)	10,916	54,471
Celgene Corp. (a)	87,219	8,011,937
Cellular Biomedicine Group, Inc. (a)(b)	996	13,735
ChemoCentryx, Inc. (a)	2,033	16,223
Clovis Oncology, Inc. (a)	6,336	66,845
Coherus BioSciences, Inc. (a)(b)	6,830	114,881
Concert Pharmaceuticals, Inc. (a)	1,696	17,062
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,504	27,024
Crinetics Pharmaceuticals, Inc. (a)(b)	811	16,447
Cytokinetics, Inc. (a)	6,091	74,249
CytomX Therapeutics, Inc. (a)	5,171	53,313
Deciphera Pharmaceuticals, Inc. (a)	1,857	41,040
Denali Therapeutics, Inc. (a)(b)	8,744	186,684
Dicerna Pharmaceuticals, Inc. (a)	5,472	74,583
Dynavax Technologies Corp. (a)(b)	6,540	18,050
Eagle Pharmaceuticals, Inc. (a)	1,267	69,508
Editas Medicine, Inc. (a)(b)	5,262	132,866
Eiger Biopharmaceuticals, Inc. (a)	3,199	35,413
Emergent BioSolutions, Inc. (a)	5,584	246,478
Enanta Pharmaceuticals, Inc. (a)	1,898	142,388
Epizyme, Inc. (a)(b)	7,590	100,643
Esperion Therapeutics, Inc. (a)	2,981	118,316
Exact Sciences Corp. (a)	15,387	1,771,198
Exelixis, Inc. (a)	37,515	797,944
Fate Therapeutics, Inc. (a)	7,130	157,217
FibroGen, Inc. (a)	9,171	433,421
Five Prime Therapeutics, Inc. (a)	4,233	21,631
Flexion Therapeutics, Inc. (a)(b)	4,773	47,921
Galectin Therapeutics, Inc. (a)	2,908	10,760
Genomic Health, Inc. (a)	2,738	199,792
Geron Corp. (a)(b)	24,194	29,033
Gilead Sciences, Inc.	161,574	10,586,328
Global Blood Therapeutics, Inc. (a)(b)	7,106	389,409
GlycoMimetics, Inc. (a)	3,425	31,613
Halozyme Therapeutics, Inc. (a)	17,579	298,667
Heron Therapeutics, Inc. (a)(b)	8,571	149,478
Homology Medicines, Inc. (a)	810	14,402
ImmunoGen, Inc. (a)	17,788	40,023
Immunomedics, Inc. (a)(b)	21,322	314,500
Incyte Corp. (a)	22,174	1,883,016
Inovio Pharmaceuticals, Inc. (a)(b)	9,229	25,472
Insmed, Inc. (a)	9,473	207,932
Intellia Therapeutics, Inc. (a)(b)	3,927	71,079
Intercept Pharmaceuticals, Inc. (a)(b)	2,884	181,259
Intrexon Corp. (a)(b)	8,866	70,839
Invitae Corp. (a)	8,391	225,634
Ionis Pharmaceuticals, Inc. (a)	17,248	1,135,953
Iovance Biotherapeutics, Inc. (a)	15,430	379,424
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	17,787	189,076
Kadmon Holdings, Inc. (a)(b)	11,010	28,846
Karyopharm Therapeutics, Inc. (a)(b)	6,596	58,111
Kindred Biosciences, Inc. (a)	2,801	19,103
Kiniksa Pharmaceuticals Ltd. (a)	1,166	13,759
Kura Oncology, Inc. (a)	3,825	73,134
La Jolla Pharmaceutical Co. (a)(b)	3,000	25,080
Lexicon Pharmaceuticals, Inc. (a)(b)	5,888	7,949
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,792	255,496
Macrogenics, Inc. (a)	4,402	63,345
Madrigal Pharmaceuticals, Inc. (a)(b)	1,022	89,210
MannKind Corp. (a)(b)	17,665	19,785
Minerva Neurosciences, Inc. (a)	5,878	39,030
Mirati Therapeutics, Inc. (a)	3,990	422,142
Momenta Pharmaceuticals, Inc. (a)	12,320	139,216
Myriad Genetics, Inc. (a)	9,385	273,479
Natera, Inc. (a)	4,409	121,600
Neurocrine Biosciences, Inc. (a)	11,412	1,100,003
Novavax, Inc. (a)(b)	1,648	7,103
Opko Health, Inc. (a)(b)	44,878	94,693
PDL BioPharma, Inc. (a)	28,331	81,593
Polarityte, Inc. (a)(b)	1,455	6,926
Portola Pharmaceuticals, Inc. (a)(b)	7,925	211,439
Principia Biopharma, Inc.	979	36,360
Progenics Pharmaceuticals, Inc. (a)	11,141	59,939
Prothena Corp. PLC (a)	4,273	39,995
PTC Therapeutics, Inc. (a)	5,728	275,918
Puma Biotechnology, Inc. (a)	3,239	31,256
Ra Pharmaceuticals, Inc. (a)	3,261	111,004
Radius Health, Inc. (a)	5,210	111,807
Regeneron Pharmaceuticals, Inc. (a)	9,724	2,963,486
REGENXBIO, Inc. (a)	3,578	158,899
Repligen Corp. (a)	4,942	466,475
Retrophin, Inc. (a)	4,717	93,349
Rigel Pharmaceuticals, Inc. (a)	19,044	43,420
Rocket Pharmaceuticals, Inc. (a)	3,235	39,402
Sage Therapeutics, Inc. (a)(b)	5,925	950,015
Sangamo Therapeutics, Inc. (a)(b)	12,255	147,183
Sarepta Therapeutics, Inc. (a)(b)	8,326	1,239,325
Savara, Inc. (a)	3,022	7,676
Scholar Rock Holding Corp. (a)(b)	608	7,472
Seattle Genetics, Inc. (a)(b)	13,282	1,005,580
Solid Biosciences, Inc. (a)(b)	1,426	8,171
Sorrento Therapeutics, Inc. (a)(b)	11,250	30,263
Spark Therapeutics, Inc. (a)(b)	4,106	410,682
Spectrum Pharmaceuticals, Inc. (a)(b)	12,214	92,582
Stemline Therapeutics, Inc. (a)	4,364	57,910
Syndax Pharmaceuticals, Inc. (a)	2,311	22,186
T2 Biosystems, Inc. (a)(b)	3,749	2,212
TG Therapeutics, Inc. (a)	8,442	63,231
The Medicines Company (a)(b)	8,604	308,367
Tocagen, Inc. (a)	2,064	10,980
Trevena, Inc. (a)(b)	6,547	6,220
Twist Bioscience Corp.	2,890	97,451
Ultragenyx Pharmaceutical, Inc. (a)(b)	6,178	372,286
United Therapeutics Corp. (a)	5,440	431,066
Vanda Pharmaceuticals, Inc. (a)	6,712	83,564
Veracyte, Inc. (a)	3,588	101,792
Verastem, Inc. (a)(b)	7,024	10,536
Vericel Corp. (a)	5,739	109,730
Vertex Pharmaceuticals, Inc. (a)	31,974	5,327,508
Viking Therapeutics, Inc. (a)(b)	6,241	47,993
Voyager Therapeutics, Inc. (a)	2,659	58,525
Xencor, Inc. (a)(b)	5,832	256,725
XOMA Corp. (a)(b)	963	17,584
Y-mAbs Therapeutics, Inc.	682	15,256
Zafgen, Inc. (a)	3,203	2,915
ZIOPHARM Oncology, Inc. (a)(b)	14,825	102,886
		93,219,987
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	218,934	19,069,151
Abiomed, Inc. (a)	5,654	1,574,978
Accuray, Inc. (a)	10,617	43,954
Align Technology, Inc. (a)	9,115	1,905,764
Angiodynamics, Inc. (a)	4,295	87,532
Antares Pharma, Inc. (a)	17,805	56,798
Atricure, Inc. (a)	4,598	147,504
Atrion Corp.	187	143,897
Avanos Medical, Inc. (a)	6,275	255,518
AxoGen, Inc. (a)	4,165	74,887
Axonics Modulation Technologies, Inc. (a)	925	33,948
Baxter International, Inc.	61,664	5,177,926
Becton, Dickinson & Co.	33,472	8,461,722
BioLife Solutions, Inc. (a)(b)	1,426	27,194
Boston Scientific Corp. (a)	172,686	7,332,248
Cantel Medical Corp.	4,605	424,949
Cardiovascular Systems, Inc. (a)	4,205	192,715
Cerus Corp. (a)	16,231	94,951
CONMED Corp.	3,041	265,631
Cryolife, Inc. (a)	4,493	129,488
CryoPort, Inc. (a)(b)	3,400	69,598
Cutera, Inc. (a)	1,701	43,478
CytoSorbents Corp. (a)(b)	3,207	22,513
Danaher Corp.	76,885	10,802,343
Dentsply Sirona, Inc.	27,778	1,512,512
DexCom, Inc. (a)	11,057	1,734,512
Edwards Lifesciences Corp. (a)	26,091	5,553,469
Endologix, Inc. (a)	932	6,431
Genmark Diagnostics, Inc. (a)	6,541	40,947
Glaukos Corp. (a)(b)	4,194	342,566
Globus Medical, Inc. (a)	9,541	434,879
Haemonetics Corp. (a)	6,517	795,595
Heska Corp. (a)	800	64,112
Hill-Rom Holdings, Inc.	8,330	888,311
Hologic, Inc. (a)	33,587	1,721,334
ICU Medical, Inc. (a)(b)	2,059	523,892
IDEXX Laboratories, Inc. (a)	10,792	3,043,884
Inogen, Inc. (a)(b)	2,236	137,514
Inspire Medical Systems, Inc. (a)	1,511	102,189
Insulet Corp. (a)	7,427	913,075
Integer Holdings Corp. (a)	3,761	329,200
Integra LifeSciences Holdings Corp. (a)	8,820	559,100
IntriCon Corp. (a)(b)	701	12,604
Intuitive Surgical, Inc. (a)	14,280	7,418,603
Invacare Corp.	4,114	22,010
iRhythm Technologies, Inc. (a)(b)	2,681	222,898
Lantheus Holdings, Inc. (a)	4,590	103,826
LeMaitre Vascular, Inc.	1,833	60,654
LivaNova PLC (a)	6,046	465,844
Masimo Corp. (a)	6,056	955,940
Medtronic PLC	167,350	17,059,659
Meridian Bioscience, Inc.	4,892	58,459
Merit Medical Systems, Inc. (a)	6,922	273,142
Mesa Laboratories, Inc.	445	111,998
Natus Medical, Inc. (a)	4,247	131,954
Neogen Corp. (a)	6,482	462,815
Nevro Corp. (a)	3,740	250,056
NuVasive, Inc. (a)	6,257	416,716
Nuvectra Corp. (a)(b)	1,667	3,534
OraSure Technologies, Inc. (a)	7,385	61,665
Orthofix International NV (a)	2,311	123,523
OrthoPediatrics Corp. (a)	954	33,686
Penumbra, Inc. (a)(b)	3,918	656,657
Quanterix Corp. (a)	1,126	34,883
Quidel Corp. (a)	4,477	264,277
ResMed, Inc.	17,811	2,292,276
Seaspine Holdings Corp. (a)	1,268	16,116
Senseonics Holdings, Inc. (a)(b)	8,327	9,243
SI-BONE, Inc.	890	16,002
Sientra, Inc. (a)	2,067	12,609
Staar Surgical Co. (a)(b)	3,426	100,416
STERIS PLC	10,603	1,578,363
Stryker Corp.	38,680	8,114,290
SurModics, Inc. (a)	1,633	68,096
Tactile Systems Technology, Inc. (a)	2,002	115,595
Tandem Diabetes Care, Inc. (a)	7,017	445,088
Teleflex, Inc.	5,775	1,961,999
The Cooper Companies, Inc.	6,158	2,077,709
TransEnterix, Inc. (a)(b)	22,882	31,348
Varex Imaging Corp. (a)	4,551	144,676
Varian Medical Systems, Inc. (a)	11,360	1,333,323
ViewRay, Inc. (a)(b)	6,623	59,342
West Pharmaceutical Services, Inc.	9,197	1,262,472
Wright Medical Group NV (a)(b)	14,226	410,562
Zimmer Biomet Holdings, Inc.	25,478	3,442,842
		127,839,979
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(b)	11,192	357,472
Addus HomeCare Corp. (a)	1,152	92,840
Amedisys, Inc. (a)	3,584	494,198
American Renal Associates Holdings, Inc. (a)	2,177	16,763
AmerisourceBergen Corp.	19,672	1,714,415
AMN Healthcare Services, Inc. (a)	5,792	309,177
Anthem, Inc.	32,272	9,507,654
Apollo Medical Holdings, Inc. (a)	2,728	41,738
BioScrip, Inc. (a)	15,372	43,503
BioTelemetry, Inc. (a)	4,082	191,650
Brookdale Senior Living, Inc. (a)	23,185	180,611
Capital Senior Living Corp. (a)	2,885	15,406
Cardinal Health, Inc.	37,227	1,702,391
Centene Corp. (a)	51,367	2,675,707
Chemed Corp.	2,033	824,158
Cigna Corp.	47,522	8,074,938
Community Health Systems, Inc. (a)(b)	14,456	29,635
Corvel Corp. (a)	1,240	105,648
Covetrus, Inc. (a)(b)	11,757	278,288
Cross Country Healthcare, Inc. (a)	4,457	42,297
CVS Health Corp.	161,435	9,019,373
DaVita HealthCare Partners, Inc. (a)	15,759	943,176
Diplomat Pharmacy, Inc. (a)	6,961	36,684
Elanco Animal Health, Inc.	45,325	1,493,912
Encompass Health Corp.	12,535	800,234
G1 Therapeutics, Inc. (a)(b)	3,036	75,323
HCA Holdings, Inc.	33,534	4,477,124
HealthEquity, Inc. (a)(b)	6,710	550,086
Henry Schein, Inc. (a)(b)	18,953	1,261,133
Humana, Inc.	17,148	5,088,669
Laboratory Corp. of America Holdings (a)	12,637	2,116,950
LHC Group, Inc. (a)	3,588	454,169
Magellan Health Services, Inc. (a)	2,955	207,855
McKesson Corp.	24,453	3,397,744
MEDNAX, Inc. (a)	10,943	268,870
Molina Healthcare, Inc. (a)	7,720	1,025,062
National Healthcare Corp.	1,229	107,660
Neuronetics, Inc. (a)	668	7,956
OptiNose, Inc. (a)(b)	1,510	8,109
Owens & Minor, Inc.	5,646	15,301
Patterson Companies, Inc. (b)	10,210	202,158
PetIQ, Inc. Class A (a)(b)	1,996	68,343
Premier, Inc. (a)(b)	6,755	261,756
Providence Service Corp.	1,316	73,354
Quest Diagnostics, Inc.	17,065	1,741,995
R1 RCM, Inc. (a)	11,660	146,683
RadNet, Inc. (a)	4,727	69,629
Select Medical Holdings Corp. (a)	12,732	213,134
Surgery Partners, Inc. (a)(b)	1,486	11,338
Tenet Healthcare Corp. (a)	10,016	236,077
The Ensign Group, Inc.	6,093	367,164
Tivity Health, Inc. (a)	4,978	86,866
Triple-S Management Corp.	2,653	63,619
U.S. Physical Therapy, Inc.	1,538	198,525
UnitedHealth Group, Inc.	120,005	29,882,445
Universal Health Services, Inc. Class B	10,574	1,595,194
Wellcare Health Plans, Inc. (a)	6,254	1,796,462
		95,068,621
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	22,844	235,293
Castlight Health, Inc. Class B (a)	8,850	14,249
Cerner Corp.	41,207	2,952,482
Computer Programs & Systems, Inc.	2,468	63,699
Evolent Health, Inc. (a)	7,540	51,423
HealthStream, Inc. (a)	3,984	112,508
HMS Holdings Corp.(a)	10,415	363,484
Inovalon Holdings, Inc. Class A (a)(b)	8,356	125,340
Medidata Solutions, Inc. (a)	7,555	690,300
Nextgen Healthcare, Inc. (a)	6,182	101,138
Omnicell, Inc. (a)	5,048	379,660
Tabula Rasa HealthCare, Inc. (a)(b)	1,929	116,261
Teladoc Health, Inc. (a)(b)	8,738	596,281
Veeva Systems, Inc. Class A (a)	15,146	2,512,721
Vocera Communications, Inc. (a)	3,620	92,925
		8,407,764
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	2,940	54,919
Agilent Technologies, Inc.	39,796	2,762,240
Bio-Rad Laboratories, Inc. Class A (a)	2,518	792,918
Bio-Techne Corp.	4,663	979,929
Bruker Corp.	12,459	596,163
Cambrex Corp. (a)	4,052	177,478
Charles River Laboratories International, Inc. (a)	5,959	801,724
Codexis, Inc. (a)	5,787	106,307
Fluidigm Corp. (a)	5,573	65,483
Illumina, Inc. (a)	18,365	5,498,114
IQVIA Holdings, Inc. (a)	19,813	3,153,635
Luminex Corp.	4,705	102,240
Medpace Holdings, Inc. (a)	3,292	259,278
Mettler-Toledo International, Inc. (a)	3,140	2,376,195
Nanostring Technologies, Inc. (a)	3,233	106,236
NeoGenomics, Inc. (a)	12,074	294,243
Pacific Biosciences of California, Inc. (a)	18,401	99,365
PerkinElmer, Inc.	14,050	1,209,986
PRA Health Sciences, Inc. (a)	7,233	722,649
Syneos Health, Inc. (a)	7,670	391,860
Thermo Fisher Scientific, Inc.	50,247	13,952,587
Waters Corp. (a)	9,476	1,995,267
		36,498,816
Pharmaceuticals - 3.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	5,875	15,334
Aclaris Therapeutics, Inc. (a)	4,514	5,778
Adamis Pharmaceuticals Corp. (a)(b)	3,327	3,826
Aerie Pharmaceuticals, Inc. (a)	4,681	101,437
Akcea Therapeutics, Inc. (a)(b)	1,709	36,966
Akorn, Inc. (a)	10,887	40,500
Allergan PLC	39,602	6,356,121
Amneal Pharmaceuticals, Inc. (a)	9,530	34,880
Amphastar Pharmaceuticals, Inc. (a)	3,963	79,854
ANI Pharmaceuticals, Inc. (a)	1,043	88,227
Arvinas Holding Co. LLC (a)	825	22,011
Assertio Therapeutics, Inc. (a)	8,175	28,040
Athenex, Inc. (a)(b)	5,118	92,124
Biodelivery Sciences International, Inc. (a)	7,162	26,571
Bristol-Myers Squibb Co.	203,951	9,057,464
Catalent, Inc. (a)	18,131	1,024,220
Collegium Pharmaceutical, Inc. (a)	3,296	36,157
Corcept Therapeutics, Inc. (a)	13,155	148,125
Corteva, Inc.	95,736	2,824,212
Cyclerion Therapeutics, Inc. (a)	1,414	13,136
CymaBay Therapeutics, Inc. (a)	6,641	41,041
Dermira, Inc. (a)	3,726	32,826
Dova Pharmaceuticals, Inc. (a)(b)	1,385	22,146
Eli Lilly & Co.	117,721	12,825,703
Endo International PLC (a)	23,899	75,760
Evolus, Inc. (a)(b)	838	14,875
Horizon Pharma PLC (a)	20,939	521,172
Innoviva, Inc. (a)	8,105	96,287
Intersect ENT, Inc. (a)	3,912	77,340
Intra-Cellular Therapies, Inc. (a)(b)	5,690	47,512
Jazz Pharmaceuticals PLC (a)	7,491	1,044,096
Johnson & Johnson	334,603	43,572,003
Kala Pharmaceuticals, Inc. (a)	2,002	11,772
Lannett Co., Inc. (a)(b)	4,324	30,571
Mallinckrodt PLC (a)	9,514	64,790
Marinus Pharmaceuticals, Inc. (a)(b)	5,897	6,487
Merck & Co., Inc.	324,474	26,928,097
Mylan NV (a)	64,673	1,351,666
MyoKardia, Inc. (a)	3,951	215,053
Nektar Therapeutics (a)(b)	21,695	617,440
Neos Therapeutics, Inc. (a)(b)	4,171	5,255
Ocular Therapeutix, Inc. (a)(b)	4,110	19,112
Omeros Corp. (a)(b)	5,308	82,327
Pacira Biosciences, Inc. (a)	5,039	221,162
Paratek Pharmaceuticals, Inc. (a)(b)	2,578	8,327
Perrigo Co. PLC	15,506	837,479
Pfizer, Inc.	721,206	28,011,641
Phibro Animal Health Corp. Class A	2,442	76,019
Prestige Brands Holdings, Inc. (a)	6,736	233,066
Reata Pharmaceuticals, Inc. (a)	1,835	166,343
Revance Therapeutics, Inc. (a)	3,484	43,829
Rhythm Pharmaceuticals, Inc. (a)	2,476	47,663
SIGA Technologies, Inc. (a)	5,371	30,078
Supernus Pharmaceuticals, Inc. (a)	6,437	214,803
TherapeuticsMD, Inc. (a)(b)	27,188	58,454
Theravance Biopharma, Inc. (a)(b)	5,662	118,053
Tricida, Inc. (a)(b)	1,887	59,554
WAVE Life Sciences (a)	1,931	41,343
Xeris Pharmaceuticals, Inc. (a)	811	9,489
Zoetis, Inc. Class A	59,975	6,890,528
Zogenix, Inc. (a)(b)	5,091	245,233
Zynerba Pharmaceuticals, Inc. (a)(b)	1,835	19,433
		145,070,811

TOTAL HEALTH CARE		506,105,978

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
AAR Corp.	3,796	158,901
Aerojet Rocketdyne Holdings, Inc. (a)	9,058	386,958
AeroVironment, Inc. (a)	2,542	139,429
Arconic, Inc.	53,848	1,348,354
Astronics Corp. (a)	3,150	116,046
Axon Enterprise, Inc. (a)	7,201	505,654
BWX Technologies, Inc.	12,216	658,565
Cubic Corp. (b)	3,525	233,355
Curtiss-Wright Corp.	5,472	694,452
Ducommun, Inc. (a)	1,223	51,549
General Dynamics Corp.	34,706	6,453,234
Harris Corp.	14,706	3,052,966
HEICO Corp.	5,119	700,023
HEICO Corp. Class A	8,932	941,343
Hexcel Corp.	10,839	886,197
Huntington Ingalls Industries, Inc.	5,318	1,214,099
Kratos Defense & Security Solutions, Inc. (a)(b)	10,491	258,603
Lockheed Martin Corp.	30,821	11,162,442
Mercury Systems, Inc. (a)	6,045	492,788
Moog, Inc. Class A	4,048	329,750
National Presto Industries, Inc.	636	58,493
Northrop Grumman Corp.	21,658	7,484,355
Raytheon Co.	35,509	6,472,936
Spirit AeroSystems Holdings, Inc. Class A (b)	13,266	1,019,359
Teledyne Technologies, Inc. (a)	4,516	1,315,420
Textron, Inc.	30,146	1,486,198
The Boeing Co.	65,886	22,478,985
TransDigm Group, Inc. (a)	6,066	2,944,679
Triumph Group, Inc.	5,957	144,338
United Technologies Corp.	101,241	13,525,798
Vectrus, Inc. (a)	1,581	63,936
Wesco Aircraft Holdings, Inc. (a)	8,460	89,084
		86,868,289
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	7,470	174,126
Atlas Air Worldwide Holdings, Inc. (a)	3,067	140,009
C.H. Robinson Worldwide, Inc.	17,234	1,443,003
Echo Global Logistics, Inc. (a)	4,131	86,999
Expeditors International of Washington, Inc.	21,454	1,638,013
FedEx Corp.	30,333	5,172,686
Forward Air Corp.	3,655	230,265
Hub Group, Inc. Class A (a)	4,425	200,674
United Parcel Service, Inc. Class B	86,728	10,361,394
XPO Logistics, Inc. (a)(b)	15,964	1,077,251
		20,524,420
Airlines - 0.4%
Alaska Air Group, Inc.	15,374	974,097
Allegiant Travel Co.	1,565	234,515
American Airlines Group, Inc.	51,187	1,561,715
Delta Air Lines, Inc.	77,840	4,751,354
Hawaiian Holdings, Inc.	6,428	167,064
JetBlue Airways Corp. (a)	37,740	725,740
Mesa Air Group, Inc.	1,231	12,605
SkyWest, Inc.	6,652	403,843
Southwest Airlines Co.	63,219	3,257,675
Spirit Airlines, Inc. (a)	8,293	351,872
United Continental Holdings, Inc. (a)	28,612	2,629,729
		15,070,209
Building Products - 0.4%
A.O. Smith Corp.	17,922	814,555
AAON, Inc.	4,926	250,241
Advanced Drain Systems, Inc. Del	6,021	198,272
Allegion PLC	11,960	1,238,338
American Woodmark Corp. (a)	2,042	173,264
Apogee Enterprises, Inc.	3,649	148,003
Armstrong World Industries, Inc.	6,073	593,393
Builders FirstSource, Inc. (a)(b)	14,014	240,761
Continental Building Products, Inc. (a)	4,353	106,997
COVIA Corp. (a)	2,428	4,225
CSW Industrials, Inc.	1,965	138,749
Fortune Brands Home & Security, Inc.	17,989	988,316
GCP Applied Technologies, Inc. (a)	9,194	202,544
Gibraltar Industries, Inc. (a)	3,842	159,212
GMS, Inc. (a)	3,701	83,310
Griffon Corp.	3,987	65,187
Insteel Industries, Inc.	1,963	38,298
Jeld-Wen Holding, Inc. (a)	8,524	186,761
Johnson Controls International PLC	115,190	4,888,664
Lennox International, Inc. (b)	4,576	1,173,652
Masco Corp.	37,867	1,543,838
Masonite International Corp. (a)	2,992	159,474
NCI Building Systems, Inc. (a)	3,847	22,390
Owens Corning	13,827	801,966
Patrick Industries, Inc. (a)	2,819	129,308
PGT, Inc. (a)	7,190	115,903
Quanex Building Products Corp.	4,275	79,601
Resideo Technologies, Inc. (a)	15,114	285,050
Simpson Manufacturing Co. Ltd.	4,991	308,244
Trex Co., Inc. (a)(b)	7,373	602,743
Universal Forest Products, Inc.	7,667	309,977
		16,051,236
Commercial Services & Supplies - 0.6%
ABM Industries, Inc. (b)	7,946	334,447
ACCO Brands Corp.	12,475	122,006
ADS Waste Holdings, Inc. (a)	9,041	292,657
Brady Corp. Class A	6,221	321,812
BrightView Holdings, Inc. (a)	2,711	53,569
Casella Waste Systems, Inc. Class A (a)	4,715	205,574
Cintas Corp.	10,811	2,815,617
Clean Harbors, Inc. (a)	6,374	495,961
Copart, Inc. (a)	25,746	1,996,087
Covanta Holding Corp.	15,136	260,642
Deluxe Corp.	5,543	247,329
Ennis, Inc.	3,094	62,901
Evoqua Water Technologies Corp. (a)	7,454	105,996
Healthcare Services Group, Inc.	9,191	219,757
Heritage-Crystal Clean, Inc. (a)	1,458	40,897
Herman Miller, Inc.	7,272	329,712
HNI Corp.	5,314	181,951
Interface, Inc.	6,964	96,521
KAR Auction Services, Inc.	16,490	440,943
Kimball International, Inc. Class B	5,094	88,330
Knoll, Inc.	6,158	149,332
LSC Communications, Inc.	2,942	2,942
Matthews International Corp. Class A	4,030	137,625
McGrath RentCorp.	3,086	210,187
Mobile Mini, Inc.	5,476	185,965
MSA Safety, Inc.	4,429	466,595
Pitney Bowes, Inc.	21,300	86,265
Quad/Graphics, Inc.	4,137	46,789
R.R. Donnelley & Sons Co.	8,443	17,055
Republic Services, Inc.	27,092	2,401,706
Rollins, Inc.	18,130	607,899
SP Plus Corp. (a)	3,022	104,350
Steelcase, Inc. Class A	10,241	173,175
Stericycle, Inc. (a)(b)	10,611	487,682
Team, Inc. (a)	4,068	67,366
Tetra Tech, Inc.	6,768	536,026
The Brink's Co.	6,285	566,656
U.S. Ecology, Inc.	2,758	175,492
UniFirst Corp.	1,917	377,400
Viad Corp.	2,304	159,299
Waste Management, Inc.	48,798	5,709,366
		21,381,881
Construction & Engineering - 0.2%
AECOM (a)	19,608	704,908
Aegion Corp. (a)	4,336	81,734
Ameresco, Inc. Class A (a)(b)	2,163	30,823
Arcosa, Inc.	6,132	229,950
Argan, Inc.	1,627	66,951
Comfort Systems U.S.A., Inc.	4,757	199,794
Dycom Industries, Inc. (a)	3,959	218,378
EMCOR Group, Inc.	7,218	609,127
Fluor Corp.	17,444	567,104
Granite Construction, Inc.	5,657	200,824
Great Lakes Dredge & Dock Corp. (a)	7,282	78,136
HC2 Holdings, Inc. (a)(b)	4,118	8,936
Jacobs Engineering Group, Inc.	14,930	1,231,874
Keane Group, Inc. (a)	5,700	35,853
MasTec, Inc. (a)(b)	8,135	417,488
MYR Group, Inc. (a)	1,902	68,700
NV5 Holdings, Inc. (a)	1,173	93,218
Orion Group Holdings, Inc. (a)	3,592	14,619
Primoris Services Corp.	4,987	104,528
Quanta Services, Inc.	18,497	692,158
Sterling Construction Co., Inc. (a)	3,956	49,529
Tutor Perini Corp. (a)	4,368	57,046
Valmont Industries, Inc.	2,655	365,328
Williams Scotsman Corp. (a)	4,454	70,908
		6,197,914
Electrical Equipment - 0.6%
Acuity Brands, Inc.	4,961	665,865
Allied Motion Technologies, Inc.	696	27,589
AMETEK, Inc.	29,047	2,602,902
AZZ, Inc.	3,234	150,640
Eaton Corp. PLC	54,256	4,459,301
Emerson Electric Co.	78,374	5,084,905
Encore Wire Corp.	2,709	148,778
Energous Corp. (a)(b)	2,003	8,192
EnerSys	5,115	348,383
Fortive Corp.	36,764	2,795,902
Generac Holdings, Inc. (a)	7,643	552,589
GrafTech International Ltd.	7,561	86,573
Hubbell, Inc. Class B	6,803	883,574
Plug Power, Inc. (a)(b)	30,010	66,322
Regal Beloit Corp.	5,562	442,846
Rockwell Automation, Inc.	15,172	2,439,354
Sensata Technologies, Inc. PLC (a)	20,612	977,627
Sunrun, Inc. (a)	8,844	168,478
Thermon Group Holdings, Inc. (a)	3,904	98,927
TPI Composites, Inc. (a)	2,434	62,237
Vicor Corp. (a)	1,825	53,947
Vivint Solar, Inc. (a)(b)	5,921	48,848
		22,173,779
Industrial Conglomerates - 1.3%
3M Co.	72,646	12,692,709
Carlisle Companies, Inc.	7,410	1,068,596
General Electric Co.	1,085,536	11,343,851
Honeywell International, Inc.	92,216	15,903,571
ITT, Inc.	10,780	672,888
Raven Industries, Inc.	4,433	160,652
Roper Technologies, Inc.	12,900	4,691,085
		46,533,352
Machinery - 1.8%
Actuant Corp. Class A (b)	7,111	162,842
AGCO Corp.	8,109	624,393
Alamo Group, Inc.	1,258	123,146
Albany International Corp. Class A	3,707	318,765
Allison Transmission Holdings, Inc.	14,599	670,824
Altra Industrial Motion Corp.	8,180	235,011
Apergy Corp. (a)	9,436	306,953
Astec Industries, Inc.	3,023	98,822
Barnes Group, Inc.	6,130	319,005
Blue Bird Corp. (a)	1,620	33,566
Briggs & Stratton Corp.	5,122	48,813
Cactus, Inc. (a)	4,595	134,955
Caterpillar, Inc.	73,626	9,694,335
Chart Industries, Inc. (a)	3,886	293,510
CIRCOR International, Inc. (a)	2,404	91,352
Colfax Corp. (a)(b)	11,865	328,423
Columbus McKinnon Corp. (NY Shares)	2,688	103,327
Commercial Vehicle Group, Inc. (a)	3,613	29,338
Crane Co.	6,238	522,121
Cummins, Inc.	18,471	3,029,244
Deere & Co.	40,132	6,647,866
Donaldson Co., Inc.	15,859	792,157
Douglas Dynamics, Inc.	2,827	116,190
Dover Corp.	18,402	1,782,234
Energy Recovery, Inc. (a)(b)	3,734	40,999
EnPro Industries, Inc.	2,456	174,474
ESCO Technologies, Inc.	6,251	522,334
Federal Signal Corp.	7,343	228,734
Flowserve Corp.	16,164	808,685
Franklin Electric Co., Inc.	4,698	220,148
Gardner Denver Holdings, Inc. (a)	15,531	512,057
Gates Industrial Corp. PLC (a)	5,409	59,391
Gorman-Rupp Co.	2,693	89,461
Graco, Inc.	20,662	993,429
Greenbrier Companies, Inc. (b)	3,920	113,327
Harsco Corp. (a)	9,925	232,841
Hillenbrand, Inc.	7,802	262,849
Hyster-Yale Materials Handling Class A	1,116	69,013
IDEX Corp.	9,442	1,588,333
Illinois Tool Works, Inc.	38,071	5,871,690
Ingersoll-Rand PLC	30,605	3,784,614
John Bean Technologies Corp.	3,916	464,673
Kadant, Inc.	1,306	122,059
Kennametal, Inc.	10,340	357,557
Lincoln Electric Holdings, Inc. (b)	8,259	698,051
Lindsay Corp.	1,377	125,610
Lydall, Inc. (a)	2,084	49,182
Manitowoc Co., Inc. (a)	4,393	78,854
Meritor, Inc. (a)	10,669	263,844
Middleby Corp. (a)	6,923	930,313
Milacron Holdings Corp. (a)	8,744	147,249
Mueller Industries, Inc.	7,217	217,881
Mueller Water Products, Inc. Class A	19,198	195,244
Navistar International Corp. New (a)	8,137	254,200
NN, Inc.	5,075	41,666
Nordson Corp.	6,438	912,007
Oshkosh Corp.	8,969	749,539
PACCAR, Inc.	43,606	3,058,525
Parker Hannifin Corp.	16,451	2,880,241
Pentair PLC	19,638	762,151
ProPetro Holding Corp. (a)	8,782	159,218
Proto Labs, Inc. (a)	3,339	347,590
RBC Bearings, Inc. (a)	3,030	492,951
Rexnord Corp. (a)	12,505	366,271
Snap-On, Inc.	6,910	1,054,535
Spartan Motors, Inc.	4,037	48,525
SPX Corp. (a)	5,149	179,700
SPX Flow, Inc. (a)(b)	5,146	208,722
Standex International Corp.	1,436	101,051
Stanley Black & Decker, Inc.	18,928	2,793,584
Sun Hydraulics Corp.	3,400	159,664
Tennant Co.	2,065	157,167
Terex Corp.	7,987	243,204
Timken Co.	8,337	381,084
Titan International, Inc.	6,149	23,243
Toro Co.	13,041	949,646
TriMas Corp. (a)	5,269	158,017
Trinity Industries, Inc.	18,261	357,916
Wabash National Corp.	6,682	105,776
WABCO Holdings, Inc. (a)	6,431	851,529
Wabtec Corp.	16,551	1,285,682
Watts Water Technologies, Inc. Class A	3,446	319,892
Welbilt, Inc. (a)	16,381	268,976
Woodward, Inc.	6,861	768,706
Xylem, Inc.	22,240	1,785,650
		67,956,716
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	8,599	39,813
Genco Shipping & Trading Ltd. (a)	1,561	15,017
Kirby Corp. (a)	6,571	514,904
Matson, Inc.	5,403	221,037
		790,771
Professional Services - 0.5%
Asgn, Inc. (a)	6,566	413,986
Barrett Business Services, Inc.	836	73,150
BG Staffing, Inc.	826	13,728
CBIZ, Inc. (a)	6,261	146,320
CoStar Group, Inc. (a)	4,549	2,799,455
CRA International, Inc.	988	42,899
Equifax, Inc.	15,230	2,118,341
Exponent, Inc.	6,527	449,058
Forrester Research, Inc.	984	46,573
FTI Consulting, Inc. (a)	4,695	490,393
Heidrick & Struggles International, Inc.	2,325	69,053
Huron Consulting Group, Inc. (a)	2,630	160,351
ICF International, Inc.	2,352	200,367
IHS Markit Ltd. (a)	44,760	2,883,439
InnerWorkings, Inc. (a)	5,329	19,504
Insperity, Inc.	4,796	510,055
Kelly Services, Inc. Class A (non-vtg.)	4,475	124,539
Kforce, Inc.	3,171	108,099
Korn Ferry	7,189	282,384
Manpower, Inc.	7,599	694,169
Navigant Consulting, Inc.	5,417	131,958
Nielsen Holdings PLC	44,531	1,031,338
Resources Connection, Inc.	3,485	61,336
Robert Half International, Inc.	15,035	908,264
TransUnion Holding Co., Inc.	23,210	1,921,556
TriNet Group, Inc. (a)	5,453	401,014
TrueBlue, Inc. (a)	4,828	95,450
Verisk Analytics, Inc.	20,448	3,102,371
WageWorks, Inc. (a)	4,859	248,635
Willdan Group, Inc. (a)	1,233	43,130
		19,590,915
Road & Rail - 1.0%
AMERCO	947	366,489
ArcBest Corp.	3,543	106,042
Avis Budget Group, Inc. (a)	8,018	291,775
Covenant Transport Group, Inc. Class A (a)	1,130	19,041
CSX Corp.	100,149	7,050,490
Daseke, Inc. (a)	6,785	25,105
Genesee & Wyoming, Inc. Class A (a)	7,306	802,272
Heartland Express, Inc.	5,414	107,414
Hertz Global Holdings, Inc. (a)(b)	7,579	117,626
J.B. Hunt Transport Services, Inc.	10,981	1,124,125
Kansas City Southern	12,660	1,566,548
Knight-Swift Transportation Holdings, Inc. Class A (b)	15,751	564,516
Landstar System, Inc.	5,005	556,906
Marten Transport Ltd.	4,554	91,399
Norfolk Southern Corp.	34,012	6,500,373
Old Dominion Freight Lines, Inc.	8,201	1,369,403
Ryder System, Inc.	6,653	354,339
Saia, Inc. (a)	3,153	240,574
Schneider National, Inc. Class B	3,889	75,058
U.S. Xpress Enterprises, Inc. (a)(b)	1,582	8,052
U.S.A. Truck, Inc. (a)(b)	723	5,871
Union Pacific Corp.	91,870	16,532,007
Universal Logistics Holdings, Inc.	849	16,717
Werner Enterprises, Inc.	5,456	180,866
YRC Worldwide, Inc. (a)	3,002	9,787
		38,082,795
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	12,112	506,160
Aircastle Ltd.	7,596	157,921
Applied Industrial Technologies, Inc.	4,686	285,096
Beacon Roofing Supply, Inc. (a)	8,551	309,803
BlueLinx Corp. (a)(b)	856	18,156
BMC Stock Holdings, Inc. (a)	8,475	179,246
CAI International, Inc. (a)	2,074	47,287
DXP Enterprises, Inc. (a)	2,277	77,304
Fastenal Co.	71,563	2,204,140
GATX Corp.	4,900	376,614
General Finance Corp. (a)	1,624	13,122
H&E Equipment Services, Inc.	3,782	115,767
HD Supply Holdings, Inc. (a)	22,608	915,850
Herc Holdings, Inc. (a)	2,958	133,524
Kaman Corp.	3,548	224,943
MRC Global, Inc. (a)	11,848	185,303
MSC Industrial Direct Co., Inc. Class A	5,795	411,735
Now, Inc. (a)	13,034	159,667
Rush Enterprises, Inc. Class A	3,829	144,200
SiteOne Landscape Supply, Inc. (a)(b)	4,947	365,435
Systemax, Inc.	1,597	34,655
Textainer Group Holdings Ltd. (a)	2,880	28,022
Titan Machinery, Inc. (a)	2,256	46,789
Triton International Ltd.	6,536	216,211
United Rentals, Inc. (a)	10,145	1,283,850
Univar, Inc. (a)	14,680	324,722
Veritiv Corp. (a)	1,527	26,600
W.W. Grainger, Inc.	5,656	1,646,066
Watsco, Inc.	3,963	644,463
WESCO International, Inc. (a)	5,907	299,721
		11,382,372
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	9,568	396,498

TOTAL INDUSTRIALS		373,001,147

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	3,491	234,490
ADTRAN, Inc.	5,338	59,305
Applied Optoelectronics, Inc. (a)(b)	2,479	24,815
Arista Networks, Inc. (a)	6,466	1,768,128
CalAmp Corp. (a)	4,760	53,122
Calix Networks, Inc. (a)	6,689	42,007
Ciena Corp. (a)	17,825	806,047
Cisco Systems, Inc.	560,805	31,068,597
CommScope Holding Co., Inc. (a)	23,671	338,022
Comtech Telecommunications Corp.	3,027	90,084
EchoStar Holding Corp. Class A (a)	6,001	273,166
Extreme Networks, Inc. (a)	15,863	129,125
F5 Networks, Inc. (a)	7,694	1,128,864
Finisar Corp. (a)	15,328	360,668
Harmonic, Inc. (a)	10,331	77,173
Infinera Corp. (a)(b)	18,332	70,762
InterDigital, Inc.	4,288	276,276
Juniper Networks, Inc.	43,566	1,177,153
Lumentum Holdings, Inc. (a)	9,123	516,635
Maxar Technologies, Inc. (b)	6,741	49,614
Motorola Solutions, Inc.	20,407	3,386,746
NETGEAR, Inc. (a)(b)	3,750	126,938
NetScout Systems, Inc. (a)	8,986	233,995
Plantronics, Inc. (b)	3,910	150,144
Sonus Networks, Inc. (a)	5,586	27,483
Ubiquiti Networks, Inc. (b)	2,338	300,971
ViaSat, Inc. (a)	6,923	564,848
Viavi Solutions, Inc. (a)	27,660	405,772
		43,740,950
Electronic Equipment & Components - 0.9%
ADT, Inc. (b)	15,795	100,298
Amphenol Corp. Class A	37,694	3,517,604
Anixter International, Inc. (a)	3,458	222,557
Arlo Technologies, Inc.	9,057	38,945
Arrow Electronics, Inc. (a)	10,861	788,617
Avnet, Inc.	13,841	628,658
AVX Corp.	5,959	90,756
Badger Meter, Inc.	3,532	188,927
Belden, Inc.	4,940	224,572
Benchmark Electronics, Inc.	6,188	167,447
Cardtronics PLC (a)	4,753	135,365
Casa Systems, Inc. (a)	3,404	22,432
CDW Corp.	18,774	2,218,336
Cognex Corp.	21,408	942,166
Coherent, Inc. (a)	3,035	421,410
Control4 Corp. (a)	3,099	74,097
Corning, Inc.	100,158	3,079,859
CTS Corp.	3,863	121,762
Daktronics, Inc.	4,346	27,554
Dell Technologies, Inc. (a)	18,754	1,082,856
Dolby Laboratories, Inc. Class A	7,940	540,714
ePlus, Inc. (a)	1,690	128,271
Fabrinet (a)	4,625	248,270
FARO Technologies, Inc. (a)	2,264	120,875
Fitbit, Inc. (a)(b)	26,758	112,384
FLIR Systems, Inc.	17,306	859,416
II-VI, Inc. (a)(b)	7,542	299,417
Insight Enterprises, Inc. (a)	4,299	236,531
IPG Photonics Corp. (a)(b)	4,483	587,318
Itron, Inc. (a)	4,149	257,238
Jabil, Inc.	18,176	561,275
KEMET Corp.	6,836	137,540
Keysight Technologies, Inc. (a)	23,322	2,087,785
Knowles Corp. (a)	10,747	218,701
Littelfuse, Inc.	3,144	531,210
Methode Electronics, Inc. Class A	4,137	123,903
MTS Systems Corp.	2,333	134,427
National Instruments Corp.	13,977	583,680
Novanta, Inc. (a)	4,045	340,144
OSI Systems, Inc. (a)	2,040	229,622
Par Technology Corp. (a)(b)	1,415	36,776
Park Aerospace Corp.	2,147	39,054
PC Connection, Inc. (b)	1,290	42,196
PC Mall, Inc. (a)	936	32,601
Plexus Corp. (a)	3,771	225,166
Rogers Corp. (a)	2,317	367,615
Sanmina Corp. (a)	8,471	268,954
ScanSource, Inc. (a)	3,193	108,402
SYNNEX Corp.	5,365	528,667
TE Connectivity Ltd.	42,868	3,961,003
Tech Data Corp. (a)	4,696	475,893
Trimble, Inc. (a)	31,628	1,336,599
TTM Technologies, Inc. (a)	10,377	108,543
Vishay Intertechnology, Inc.	15,837	269,229
Vishay Precision Group, Inc. (a)	1,588	64,695
Zebra Technologies Corp. Class A (a)	6,740	1,421,399
		31,719,731
Internet Software & Services - 0.0%
Razer, Inc. (a)(c)	461,000	94,427
IT Services - 5.2%
Accenture PLC Class A	79,312	15,273,905
Akamai Technologies, Inc. (a)	20,455	1,802,699
Alliance Data Systems Corp.	5,909	927,240
Amdocs Ltd.	17,659	1,129,999
Automatic Data Processing, Inc.	54,575	9,087,829
Booz Allen Hamilton Holding Corp. Class A	17,756	1,220,725
Broadridge Financial Solutions, Inc.	14,577	1,853,028
CACI International, Inc. Class A (a)	3,155	678,798
Carbonite, Inc. (a)	4,050	72,617
Cass Information Systems, Inc.	1,534	78,096
Cognizant Technology Solutions Corp. Class A	72,252	4,706,495
Conduent, Inc. (a)	23,130	210,483
CoreLogic, Inc. (a)	10,268	467,913
CSG Systems International, Inc.	4,214	215,925
DXC Technology Co.	35,210	1,963,662
Endurance International Group Holdings, Inc. (a)	9,212	43,665
EPAM Systems, Inc. (a)	6,441	1,248,201
Euronet Worldwide, Inc. (a)	6,480	1,010,297
EVERTEC, Inc.	7,523	240,886
EVO Payments, Inc. Class A (a)	2,782	86,576
ExlService Holdings, Inc. (a)	4,312	296,622
Fidelity National Information Services, Inc.	40,829	5,440,464
Fiserv, Inc. (a)	49,747	5,244,826
FleetCor Technologies, Inc. (a)	11,080	3,148,604
Gartner, Inc. (a)	11,371	1,584,321
Genpact Ltd.	17,192	682,179
Global Payments, Inc.	19,807	3,325,991
GoDaddy, Inc. (a)	21,020	1,542,448
GreenSky, Inc. Class A (a)(b)	4,630	52,921
GTT Communications, Inc. (a)(b)	3,765	45,557
Hackett Group, Inc.	3,123	51,280
i3 Verticals, Inc. Class A (a)	715	20,428
IBM Corp.	113,281	16,792,775
Internap Network Services Corp. (a)(b)	1,445	4,306
Jack Henry & Associates, Inc.	9,538	1,332,459
KBR, Inc.	17,381	458,511
Leidos Holdings, Inc.	18,689	1,534,367
Limelight Networks, Inc. (a)	10,498	28,450
Liveramp Holdings, Inc. (a)	8,371	441,068
ManTech International Corp. Class A	3,143	216,176
MasterCard, Inc. Class A	113,262	30,837,845
Maximus, Inc.	8,105	595,799
MongoDB, Inc. Class A (a)(b)	3,449	493,966
NIC, Inc.	7,916	143,596
Okta, Inc. (a)	9,756	1,276,377
Paychex, Inc.	39,726	3,299,244
PayPal Holdings, Inc. (a)	147,027	16,231,781
Perficient, Inc. (a)	5,040	172,217
Perspecta, Inc.	17,435	406,759
Presidio, Inc.	3,440	48,160
Sabre Corp.	34,500	811,095
Science Applications International Corp.	6,256	534,075
ServiceSource International, Inc. (a)	8,303	7,474
Square, Inc. (a)(b)	38,599	3,103,746
Switch, Inc. Class A	4,416	59,925
Sykes Enterprises, Inc. (a)	4,831	136,669
The Western Union Co. (b)	55,569	1,166,949
Total System Services, Inc.	20,972	2,846,320
Ttec Holdings, Inc.	1,671	78,403
Twilio, Inc. Class A (a)(b)	9,943	1,383,171
U.S.A. Technologies, Inc. (a)(b)	6,518	42,888
Unisys Corp. (a)(b)	5,904	73,151
VeriSign, Inc. (a)	13,272	2,801,586
Virtusa Corp. (a)	3,440	153,699
Visa, Inc. Class A	218,901	38,964,378
WEX, Inc. (a)	5,460	1,190,662
		191,422,727
Semiconductors & Semiconductor Equipment - 3.7%
Adesto Technologies Corp. (a)(b)	2,618	22,305
Advanced Energy Industries, Inc. (a)	4,824	281,722
Advanced Micro Devices, Inc.(a)(b)	109,828	3,344,263
Amkor Technology, Inc. (a)	15,940	147,126
Analog Devices, Inc.	46,238	5,431,115
Applied Materials, Inc.	122,804	6,062,833
Aquantia Corp. (a)	3,636	47,741
Axcelis Technologies, Inc. (a)	3,610	57,941
AXT, Inc. (a)	3,490	14,902
Broadcom, Inc.	51,577	14,956,814
Brooks Automation, Inc.	9,058	351,450
Cabot Microelectronics Corp.	3,576	435,020
Ceva, Inc. (a)	2,851	79,201
Cirrus Logic, Inc. (a)	7,528	369,248
Cohu, Inc.	4,548	68,948
Cree, Inc. (a)	13,037	810,641
Cypress Semiconductor Corp.	45,022	1,034,155
Diodes, Inc. (a)	4,969	211,679
Enphase Energy, Inc. (a)(b)	9,537	268,467
Entegris, Inc.	17,407	757,379
First Solar, Inc. (a)(b)	9,445	609,108
FormFactor, Inc. (a)	9,915	166,374
Ichor Holdings Ltd. (a)	2,625	66,176
Impinj, Inc. (a)(b)	2,025	73,305
Inphi Corp. (a)	5,419	326,278
Intel Corp.	569,249	28,775,537
KLA-Tencor Corp.	19,132	2,608,074
Kulicke & Soffa Industries, Inc.	8,427	190,703
Lam Research Corp.	19,399	4,046,825
Lattice Semiconductor Corp. (a)	15,921	307,912
MACOM Technology Solutions Holdings, Inc. (a)(b)	5,631	110,480
Marvell Technology Group Ltd.	74,216	1,948,912
Maxim Integrated Products, Inc.	34,381	2,035,011
MaxLinear, Inc. Class A (a)	7,554	166,037
Microchip Technology, Inc. (b)	29,625	2,797,193
Micron Technology, Inc. (a)	139,836	6,277,238
MKS Instruments, Inc.	6,726	572,584
Monolithic Power Systems, Inc.	4,787	709,242
Nanometrics, Inc. (a)	3,001	94,171
NeoPhotonics Corp. (a)	3,639	16,703
NVE Corp.	579	38,920
NVIDIA Corp.	76,139	12,846,172
ON Semiconductor Corp. (a)	52,371	1,126,500
PDF Solutions, Inc. (a)	3,407	45,483
Photronics, Inc. (a)	7,970	76,751
Pixelworks, Inc. (a)	3,557	10,884
Power Integrations, Inc.	3,588	326,759
Qorvo, Inc. (a)	15,534	1,138,487
Qualcomm, Inc.	151,220	11,063,255
Rambus, Inc. (a)	13,609	169,568
Rudolph Technologies, Inc. (a)	4,168	112,203
Semtech Corp. (a)(b)	8,304	439,032
Silicon Laboratories, Inc. (a)	5,395	605,373
Skyworks Solutions, Inc.	22,256	1,897,992
SMART Global Holdings, Inc. (a)	1,612	49,069
SolarEdge Technologies, Inc. (a)	5,441	354,916
SunPower Corp. (a)(b)	6,861	80,205
Synaptics, Inc. (a)	4,114	132,389
Teradyne, Inc.	22,257	1,240,383
Texas Instruments, Inc.	119,792	14,975,198
Ultra Clean Holdings, Inc. (a)	4,695	68,500
Universal Display Corp.	5,274	1,113,236
Veeco Instruments, Inc. (a)	5,571	66,351
Versum Materials, Inc.	13,470	700,171
Xilinx, Inc.	31,614	3,610,635
Xperi Corp.	5,702	121,738
		139,060,983
Software - 6.9%
2U, Inc. (a)(b)	7,131	91,277
8x8, Inc. (a)	12,589	304,276
A10 Networks, Inc. (a)	6,435	48,777
ACI Worldwide, Inc. (a)	14,321	480,613
Adobe, Inc. (a)	60,912	18,204,160
Alarm.com Holdings, Inc. (a)	4,416	220,403
Altair Engineering, Inc. Class A (a)	3,286	136,730
Alteryx, Inc. Class A (a)(b)	3,729	438,307
American Software, Inc. Class A	3,772	50,243
ANSYS, Inc. (a)	10,531	2,139,057
AppFolio, Inc. (a)	1,439	138,935
Appian Corp. Class A (a)(b)	3,442	135,236
Aspen Technology, Inc. (a)	8,735	1,151,884
Autodesk, Inc. (a)	27,419	4,282,025
Avaya Holdings Corp. (a)	12,788	153,968
Benefitfocus, Inc. (a)(b)	2,801	69,997
Black Knight, Inc. (a)	17,741	1,123,360
Blackbaud, Inc.	5,904	537,264
BlackLine, Inc. (a)	4,471	199,407
Bottomline Technologies, Inc. (a)	4,342	182,755
Box, Inc. Class A (a)	17,908	296,198
Cadence Design Systems, Inc. (a)	35,303	2,609,245
Cardlytics, Inc. (a)(b)	1,004	28,514
CDK Global, Inc.	15,977	828,727
Ceridian HCM Holding, Inc. (a)	4,482	238,935
Cision Ltd. (a)	8,320	86,445
Citrix Systems, Inc.	16,028	1,510,479
Cloudera, Inc. (a)(b)	27,481	164,336
CommVault Systems, Inc. (a)	4,586	208,388
Cornerstone OnDemand, Inc. (a)	6,807	402,974
Coupa Software, Inc. (a)	6,518	884,558
Digimarc Corp. (a)(b)	1,379	62,303
Domo, Inc. Class B (a)(b)	1,318	36,561
Dropbox, Inc. Class A (a)	11,724	276,217
Ebix, Inc. (b)	2,680	123,360
eGain Communications Corp. (a)	2,177	16,850
Envestnet, Inc. (a)(b)	5,614	400,896
Everbridge, Inc. (a)	3,675	375,953
Fair Isaac Corp. (a)	3,654	1,269,473
FireEye, Inc. (a)	23,908	358,620
Five9, Inc. (a)	7,265	358,673
Forescout Technologies, Inc. (a)	2,909	108,680
Fortinet, Inc. (a)	17,969	1,443,090
Guidewire Software, Inc. (a)	9,976	1,018,350
HubSpot, Inc. (a)	4,551	813,355
Instructure, Inc. (a)(b)	3,660	145,265
Intuit, Inc.	32,387	8,981,239
j2 Global, Inc.	5,818	518,326
LivePerson, Inc. (a)	6,968	231,268
LogMeIn, Inc.	6,478	492,134
Manhattan Associates, Inc. (a)	8,087	687,314
Microsoft Corp.	963,822	131,339,989
MicroStrategy, Inc. Class A (a)	1,178	161,068
Mitek Systems, Inc. (a)	4,508	45,260
MobileIron, Inc. (a)	8,617	59,457
Model N, Inc. (a)	3,136	68,553
Monotype Imaging Holdings, Inc.	4,944	98,732
New Relic, Inc. (a)	5,850	545,045
Nuance Communications, Inc. (a)	36,639	609,673
Nutanix, Inc. Class A (a)(b)	9,310	211,337
Onespan, Inc. (a)	3,925	57,384
Oracle Corp.	317,783	17,891,183
Palo Alto Networks, Inc. (a)	11,801	2,673,399
Parametric Technology Corp. (a)	13,244	897,678
Paycom Software, Inc. (a)	6,101	1,468,816
Paylocity Holding Corp. (a)	3,894	397,538
Pegasystems, Inc.	4,650	351,540
Pivotal Software, Inc. (a)	4,574	43,362
Pluralsight, Inc. (a)	2,831	86,883
Progress Software Corp.	5,440	235,498
Proofpoint, Inc. (a)	6,925	873,935
PROS Holdings, Inc. (a)	4,343	314,259
Q2 Holdings, Inc. (a)(b)	4,822	385,133
QAD, Inc. Class A	1,217	52,501
Qualys, Inc. (a)	4,212	364,591
Rapid7, Inc. (a)	5,134	311,377
RealPage, Inc. (a)	9,099	568,506
RingCentral, Inc. (a)	8,510	1,208,250
SailPoint Technologies Holding, Inc. (a)(b)	7,963	168,338
Salesforce.com, Inc. (a)	95,490	14,753,205
SecureWorks Corp. (a)(b)	830	9,910
ServiceNow, Inc. (a)	22,413	6,217,142
ShotSpotter, Inc. (a)	888	33,380
Smartsheet, Inc. (a)	1,535	76,612
Splunk, Inc. (a)	18,221	2,465,484
SPS Commerce, Inc. (a)	2,150	240,435
SS&C Technologies Holdings, Inc.	26,766	1,283,430
Symantec Corp.	80,034	1,725,533
Synopsys, Inc. (a)	18,704	2,483,143
Tableau Software, Inc. (a)	8,961	1,519,158
Teradata Corp. (a)	14,853	543,917
The Trade Desk, Inc. (a)(b)	4,507	1,186,738
TiVo Corp.	14,762	111,896
Tyler Technologies, Inc. (a)	4,802	1,120,547
Upland Software, Inc. (a)	1,775	78,082
Upwork, Inc. (b)	7,617	125,223
Varonis Systems, Inc. (a)(b)	3,685	264,988
Verint Systems, Inc. (a)	8,228	476,154
VirnetX Holding Corp. (a)(b)	6,998	51,155
VMware, Inc. Class A	9,493	1,656,434
Workday, Inc. Class A (a)	18,305	3,660,634
Workiva, Inc. (a)	3,069	176,437
Yext, Inc. (a)	7,503	156,137
Zendesk, Inc. (a)	13,522	1,129,898
Zix Corp. (a)	6,400	58,304
Zuora, Inc. (a)	1,233	18,507
		258,177,168
Technology Hardware, Storage & Peripherals - 3.6%
3D Systems Corp. (a)(b)	14,568	131,403
Apple, Inc.	562,258	119,783,444
Cray, Inc. (a)	5,190	179,782
Diebold Nixdorf, Inc. (a)	8,945	124,425
Hewlett Packard Enterprise Co.	177,119	2,545,200
HP, Inc.	197,423	4,153,780
Immersion Corp. (a)	3,327	26,749
NCR Corp. (a)(b)	14,916	504,310
NetApp, Inc.	31,300	1,830,737
Pure Storage, Inc. Class A (a)	21,469	325,041
Seagate Technology LLC	32,720	1,515,263
Western Digital Corp.	36,236	1,952,758
Xerox Corp.	26,009	834,889
		133,907,781

TOTAL INFORMATION TECHNOLOGY		798,123,767

MATERIALS - 2.9%
Chemicals - 1.9%
A. Schulman, Inc. rights (a)(d)	493	213
AdvanSix, Inc. (a)	3,557	91,201
Air Products & Chemicals, Inc.	27,349	6,242,956
Albemarle Corp. U.S. (b)	13,444	980,874
American Vanguard Corp.	3,897	55,649
Amyris, Inc. (a)(b)	4,022	12,428
Ashland Global Holdings, Inc.	7,745	615,573
Axalta Coating Systems Ltd. (a)	26,186	775,891
Balchem Corp.	4,065	417,232
Cabot Corp.	7,708	344,702
Celanese Corp. Class A	16,574	1,859,106
CF Industries Holdings, Inc.	28,606	1,417,713
Chase Corp.	983	101,819
Dow, Inc. (a)	95,557	4,628,781
DowDuPont, Inc.	95,504	6,891,569
Eastman Chemical Co.	17,558	1,322,995
Ecolab, Inc.	31,681	6,391,008
Element Solutions, Inc. (a)	29,924	299,838
Ferro Corp. (a)	10,068	148,302
Flotek Industries, Inc. (a)	5,788	17,769
FMC Corp.	19,234	1,662,202
FutureFuel Corp.	3,075	35,824
H.B. Fuller Co.	5,987	286,238
Hawkins, Inc.	1,074	46,902
Huntsman Corp.	26,641	547,473
Ingevity Corp. (a)	5,329	525,120
Innophos Holdings, Inc.	2,339	63,551
Innospec, Inc.	3,135	292,746
International Flavors & Fragrances, Inc. (b)	12,662	1,823,201
Intrepid Potash, Inc. (a)	11,384	42,576
Koppers Holdings, Inc. (a)	2,384	65,083
Kraton Performance Polymers, Inc. (a)	3,969	121,729
Kronos Worldwide, Inc.	3,880	52,031
Linde PLC	68,718	13,144,379
LyondellBasell Industries NV Class A	39,387	3,296,298
Minerals Technologies, Inc.	4,254	226,526
NewMarket Corp.	1,117	470,938
Olin Corp.	20,318	407,782
OMNOVA Solutions, Inc. (a)	4,772	47,481
PolyOne Corp.	9,982	327,110
PPG Industries, Inc.	29,914	3,511,604
PQ Group Holdings, Inc. (a)	4,183	65,213
Quaker Chemical Corp.	1,694	317,439
Rayonier Advanced Materials, Inc.	5,666	26,347
RPM International, Inc.	16,733	1,134,999
Sensient Technologies Corp.	5,177	352,916
Sherwin-Williams Co.	10,282	5,275,077
Stepan Co.	2,450	242,918
The Chemours Co. LLC	21,875	417,156
The Mosaic Co.	44,775	1,127,882
The Scotts Miracle-Gro Co. Class A	4,882	547,663
Tredegar Corp.	3,200	53,344
Trinseo SA	5,340	207,245
Tronox Holdings PLC	11,939	132,045
Valvoline, Inc.	23,332	471,073
Venator Materials PLC (a)	4,706	18,024
W.R. Grace & Co.	8,461	573,740
Westlake Chemical Corp.	4,605	311,160
		70,886,654
Construction Materials - 0.2%
Eagle Materials, Inc.	5,815	481,366
Forterra, Inc. (a)(b)	2,133	13,865
Martin Marietta Materials, Inc.	7,841	1,942,608
nVent Electric PLC	20,260	502,245
Summit Materials, Inc. (a)	13,861	255,597
U.S. Concrete, Inc. (a)	1,800	84,762
Vulcan Materials Co.	16,498	2,282,498
		5,562,941
Containers & Packaging - 0.4%
Amcor PLC (a)	57,604	610,602
Aptargroup, Inc.	7,842	949,039
Avery Dennison Corp.	10,836	1,244,731
Ball Corp. (b)	42,307	3,024,104
Berry Global Group, Inc. (a)	16,176	728,729
Crown Holdings, Inc. (a)	16,760	1,072,808
Graphic Packaging Holding Co.	38,445	571,293
Greif, Inc. Class A	3,377	118,060
International Paper Co.	50,801	2,230,672
Myers Industries, Inc.	5,430	87,803
Owens-Illinois, Inc.	19,988	339,196
Packaging Corp. of America	11,940	1,205,582
Sealed Air Corp.	19,510	815,323
Silgan Holdings, Inc.	9,391	282,293
Sonoco Products Co.	12,452	747,494
WestRock Co.	31,461	1,134,169
		15,161,898
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	40,885	115,296
Alcoa Corp. (a)	22,848	513,852
Allegheny Technologies, Inc. (a)(b)	15,636	340,396
Atkore International Group, Inc. (a)	5,681	155,034
Carpenter Technology Corp.	5,937	267,224
Century Aluminum Co. (a)	5,867	42,184
Cleveland-Cliffs, Inc. (b)	36,118	385,018
Coeur d'Alene Mines Corp. (a)(b)	23,283	107,102
Commercial Metals Co.	14,698	257,362
Compass Minerals International, Inc.	4,380	244,623
Coronado Global Resources, Inc. unit (c)	21,443	47,326
Freeport-McMoRan, Inc.	181,522	2,007,633
Gold Resource Corp.	6,343	22,771
Haynes International, Inc.	1,562	46,485
Hecla Mining Co.	56,458	104,447
Kaiser Aluminum Corp.	2,159	207,847
Livent Corp.	15,012	96,677
Materion Corp.	2,443	151,784
McEwen Mining, Inc. (b)	30,500	52,765
Newmont Goldcorp Corp.	66,211	2,418,026
Nucor Corp.	39,124	2,127,563
Olympic Steel, Inc.	2,461	30,959
Reliance Steel & Aluminum Co.	8,761	875,662
Royal Gold, Inc.	8,144	932,081
Ryerson Holding Corp. (a)	2,174	17,740
Schnitzer Steel Industries, Inc. Class A	3,466	92,300
Steel Dynamics, Inc.	28,687	903,927
SunCoke Energy, Inc.	8,787	66,693
TimkenSteel Corp. (a)	6,610	46,204
United States Steel Corp. (b)	21,983	330,404
Universal Stainless & Alloy Products, Inc. (a)	947	15,322
Warrior Metropolitan Coal, Inc.	5,683	140,597
Worthington Industries, Inc.	5,236	210,592
		13,373,896
Paper & Forest Products - 0.0%
Boise Cascade Co.	4,931	133,137
Clearwater Paper Corp. (a)	1,952	38,318
Domtar Corp. (b)	8,065	342,359
Louisiana-Pacific Corp.	17,266	451,333
Mercer International, Inc. (SBI)	4,873	63,495
Neenah, Inc.	2,171	142,656
P.H. Glatfelter Co.	5,996	97,855
Resolute Forest Products	10,684	65,172
Schweitzer-Mauduit International, Inc.	3,618	124,568
Verso Corp. (a)	4,715	76,289
		1,535,182

TOTAL MATERIALS		106,520,571

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Acadia Realty Trust (SBI)	10,423	292,574
Agree Realty Corp. (b)	4,110	274,754
Alexander & Baldwin, Inc.	8,839	207,805
Alexanders, Inc.	454	170,023
Alexandria Real Estate Equities, Inc.	13,481	1,973,079
American Assets Trust, Inc.	4,819	223,602
American Campus Communities, Inc.	17,109	799,846
American Finance Trust, Inc.	6,402	74,967
American Homes 4 Rent Class A	32,507	786,994
American Tower Corp.	54,922	11,622,594
Americold Realty Trust	7,720	258,852
Apartment Investment & Management Co. Class A	19,086	945,520
Apple Hospitality (REIT), Inc.	27,192	427,186
Armada Hoffler Properties, Inc.	6,862	116,174
Ashford Hospitality Trust, Inc.	11,176	30,287
AvalonBay Communities, Inc.	17,219	3,595,155
Bluerock Residential Growth (REIT), Inc.	2,998	35,346
Boston Properties, Inc.	19,201	2,552,773
Braemar Hotels & Resorts, Inc.	4,147	37,821
Brandywine Realty Trust (SBI)	22,313	329,117
Brixmor Property Group, Inc.	37,202	706,094
Camden Property Trust (SBI)	11,643	1,207,496
CareTrust (REIT), Inc.	9,948	231,092
CatchMark Timber Trust, Inc.	7,096	72,095
CBL & Associates Properties, Inc.	17,454	18,327
Cedar Realty Trust, Inc.	9,477	26,346
Chatham Lodging Trust	5,785	103,320
Chesapeake Lodging Trust	7,211	198,086
City Office REIT, Inc.	4,541	56,218
Colony Capital, Inc.	60,555	342,136
Columbia Property Trust, Inc.	15,346	336,538
Community Healthcare Trust, Inc.	2,256	92,699
CorEnergy Infrastructure Trust, Inc.	1,738	70,337
CorePoint Lodging, Inc.	4,543	53,289
CoreSite Realty Corp.	4,666	489,043
Corporate Office Properties Trust (SBI)	13,927	388,842
Corrections Corp. of America	14,896	252,785
Cousins Properties, Inc.	12,868	452,696
Crown Castle International Corp.	51,771	6,899,003
CubeSmart	23,125	785,094
CyrusOne, Inc.	13,263	761,296
DDR Corp.	17,446	248,606
DiamondRock Hospitality Co.	26,826	270,138
Digital Realty Trust, Inc.	25,655	2,933,906
Douglas Emmett, Inc.	20,202	824,646
Duke Realty Corp.	44,367	1,478,752
Easterly Government Properties, Inc.	9,303	175,548
EastGroup Properties, Inc.	4,615	556,015
Empire State Realty Trust, Inc.	17,872	250,387
EPR Properties	9,324	693,985
Equinix, Inc.	10,034	5,038,071
Equity Commonwealth	15,415	517,636
Equity Lifestyle Properties, Inc.	11,121	1,381,784
Equity Residential (SBI)	45,833	3,615,765
Essential Properties Realty Trust, Inc.	4,602	97,194
Essex Property Trust, Inc.	8,249	2,493,013
Extra Space Storage, Inc.	15,765	1,771,828
Farmland Partners, Inc.	3,638	22,374
Federal Realty Investment Trust (SBI)	9,211	1,215,944
First Industrial Realty Trust, Inc.	15,239	581,977
Four Corners Property Trust, Inc.	8,762	236,048
Franklin Street Properties Corp.	12,163	98,034
Front Yard Residential Corp. Class B	5,721	68,709
Gaming & Leisure Properties	25,557	963,754
Getty Realty Corp.	5,155	154,547
Gladstone Commercial Corp.	3,575	76,005
Gladstone Land Corp.	3,695	42,456
Global Net Lease, Inc.	8,856	172,869
Government Properties Income Trust	6,088	171,499
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,528	206,644
HCP, Inc.	59,304	1,893,577
Healthcare Realty Trust, Inc.	15,664	500,935
Healthcare Trust of America, Inc.	26,626	717,038
Hersha Hospitality Trust	4,460	69,665
Highwoods Properties, Inc. (SBI)	12,823	581,267
Hospitality Properties Trust (SBI)	20,374	503,442
Host Hotels & Resorts, Inc.	92,078	1,601,236
Hudson Pacific Properties, Inc.	19,451	686,620
Independence Realty Trust, Inc.	11,076	136,789
Industrial Logistics Properties Trust	7,750	165,695
Investors Real Estate Trust	1,297	82,684
Invitation Homes, Inc.	37,190	1,021,609
Iron Mountain, Inc.	36,165	1,063,613
iStar Financial, Inc.	7,939	104,795
JBG SMITH Properties	13,387	523,833
Jernigan Capital, Inc.	3,361	66,682
Kilroy Realty Corp.	12,801	1,017,167
Kimco Realty Corp.	52,013	999,170
Kite Realty Group Trust	10,016	159,355
Lamar Advertising Co. Class A	10,816	875,231
Lexington Corporate Properties Trust	26,776	264,279
Liberty Property Trust (SBI)	18,626	974,140
Life Storage, Inc.	5,898	574,996
LTC Properties, Inc.	5,025	231,602
Mack-Cali Realty Corp.	11,363	270,212
Medical Properties Trust, Inc.	45,394	794,395
Mid-America Apartment Communities, Inc.	14,165	1,669,204
Monmouth Real Estate Investment Corp. Class A	10,766	148,463
National Health Investors, Inc.	5,301	420,793
National Retail Properties, Inc.	19,704	1,029,337
National Storage Affiliates Trust	7,206	218,270
New Senior Investment Group, Inc.	9,146	65,211
NexPoint Residential Trust, Inc.	2,594	111,957
NorthStar Realty Europe Corp.	6,380	108,460
Omega Healthcare Investors, Inc.	25,285	917,846
Outfront Media, Inc.	17,802	483,858
Paramount Group, Inc.	24,424	337,784
Park Hotels & Resorts, Inc.	25,649	677,390
Pebblebrook Hotel Trust	15,621	437,232
Pennsylvania Real Estate Investment Trust (SBI) (b)	7,451	44,557
Physicians Realty Trust	22,887	393,885
Piedmont Office Realty Trust, Inc. Class A	15,330	319,017
Potlatch Corp.	8,575	315,732
Preferred Apartment Communities, Inc. Class A	4,788	69,378
Prologis, Inc.	78,602	6,336,107
PS Business Parks, Inc.	2,540	444,500
Public Storage	18,699	4,539,369
QTS Realty Trust, Inc. Class A	6,731	311,511
Ramco-Gershenson Properties Trust (SBI)	9,536	116,816
Rayonier, Inc.	15,997	464,553
Realty Income Corp.	36,942	2,556,756
Regency Centers Corp.	21,157	1,411,172
Retail Opportunity Investments Corp.	13,123	238,051
Retail Properties America, Inc.	25,528	310,420
Rexford Industrial Realty, Inc.	11,730	485,622
RLJ Lodging Trust	22,545	389,578
Ryman Hospitality Properties, Inc.	6,326	474,450
Sabra Health Care REIT, Inc.	22,071	455,545
Saul Centers, Inc.	1,462	80,103
SBA Communications Corp. Class A	14,149	3,472,306
Senior Housing Properties Trust (SBI)	29,555	242,351
Seritage Growth Properties	3,509	146,571
Simon Property Group, Inc.	38,606	6,261,893
SL Green Realty Corp.	10,636	862,367
Spirit MTA REIT	6,404	53,858
Spirit Realty Capital, Inc.	10,675	470,981
Stag Industrial, Inc.	13,904	413,227
Store Capital Corp.	23,293	796,854
Summit Hotel Properties, Inc.	12,071	134,109
Sun Communities, Inc.	10,761	1,429,168
Sunstone Hotel Investors, Inc.	28,401	375,177
Tanger Factory Outlet Centers, Inc.	12,289	195,149
Taubman Centers, Inc.	7,584	307,304
Terreno Realty Corp.	7,086	346,222
The GEO Group, Inc.	14,740	262,519
The Macerich Co.	13,084	432,426
UDR, Inc.	34,145	1,572,719
UMH Properties, Inc.	3,393	44,618
Uniti Group, Inc. (b)	22,432	188,877
Universal Health Realty Income Trust (SBI)	1,508	138,977
Urban Edge Properties	13,880	232,212
Urstadt Biddle Properties, Inc. Class A	5,258	113,520
Ventas, Inc.	44,609	3,001,740
VEREIT, Inc.	122,222	1,114,665
VICI Properties, Inc.	45,904	979,591
Vornado Realty Trust	21,581	1,388,090
Washington Prime Group, Inc. (b)	21,463	77,911
Washington REIT (SBI)	9,828	264,865
Weingarten Realty Investors (SBI)	15,250	425,628
Welltower, Inc.	46,923	3,900,240
Weyerhaeuser Co.	93,320	2,371,261
Whitestone REIT Class B	4,774	60,869
WP Carey, Inc.	20,014	1,732,012
Xenia Hotels & Resorts, Inc.	14,281	306,042
		141,034,708
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	1,065	22,365
CBRE Group, Inc. (a)	39,639	2,101,263
Colony NorthStar Credit Real Estate, Inc.	10,705	173,421
eXp World Holdings, Inc. (a)(b)	4,417	46,688
Howard Hughes Corp. (a)	4,819	650,565
Jones Lang LaSalle, Inc.	5,742	836,552
Kennedy-Wilson Holdings, Inc.	15,167	326,394
Marcus & Millichap, Inc. (a)	2,351	78,053
Newmark Group, Inc.	17,453	172,087
RE/MAX Holdings, Inc.	2,136	62,115
Realogy Holdings Corp. (b)	13,993	72,904
Redfin Corp. (a)(b)	8,280	149,371
Retail Value, Inc.	1,973	74,264
Tejon Ranch Co. (a)	3,983	73,805
The St. Joe Co. (a)	7,627	146,743
		4,986,590

TOTAL REAL ESTATE		146,021,298

UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc.	6,322	549,698
Alliant Energy Corp.	29,167	1,444,933
American Electric Power Co., Inc.	61,498	5,400,139
Duke Energy Corp.	88,864	7,706,286
Edison International	40,778	3,039,592
El Paso Electric Co.	4,988	330,505
Entergy Corp.	22,694	2,396,940
Evergy, Inc.	32,683	1,976,995
Eversource Energy	39,531	2,998,822
Exelon Corp.	120,801	5,443,293
FirstEnergy Corp.	60,648	2,666,693
Hawaiian Electric Industries, Inc.	13,599	609,235
IDACORP, Inc.	6,152	627,873
MGE Energy, Inc.	4,288	317,955
NextEra Energy, Inc.	59,540	12,334,902
OGE Energy Corp.	24,721	1,061,767
Otter Tail Corp.	4,783	255,317
Pinnacle West Capital Corp.	13,994	1,276,533
PNM Resources, Inc.	9,968	495,111
Portland General Electric Co.	11,124	610,151
PPL Corp.	89,754	2,659,411
Southern Co.	128,152	7,202,142
Spark Energy, Inc. Class A, (b)	1,577	17,252
Vistra Energy Corp.	49,106	1,053,815
Xcel Energy, Inc.	64,069	3,819,153
		66,294,513
Gas Utilities - 0.2%
Atmos Energy Corp.	14,445	1,575,083
Chesapeake Utilities Corp.	1,902	177,761
National Fuel Gas Co.	10,894	520,080
New Jersey Resources Corp.	11,011	549,119
Northwest Natural Holding Co.	3,527	251,898
ONE Gas, Inc.	6,507	593,308
South Jersey Industries, Inc.	11,475	390,724
Southwest Gas Holdings, Inc.	6,589	585,828
Spire, Inc.	6,230	513,414
UGI Corp.	21,548	1,100,887
		6,258,102
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (b)	2,812	29,385
NRG Energy, Inc.	36,034	1,230,201
NRG Yield, Inc.:
Class A	4,515	77,523
Class C (b)	8,831	159,135
Ormat Technologies, Inc.	6,273	411,195
Pattern Energy Group, Inc.	11,024	252,780
Terraform Power, Inc.	9,802	151,049
The AES Corp.	82,374	1,383,059
		3,694,327
Multi-Utilities - 0.9%
Ameren Corp.	30,500	2,308,545
Avangrid, Inc.	7,282	368,105
Avista Corp.	7,867	362,118
Black Hills Corp.	6,605	522,786
CenterPoint Energy, Inc.	62,942	1,825,947
CMS Energy Corp.	35,491	2,066,286
Consolidated Edison, Inc.	38,864	3,301,885
Dominion Energy, Inc.	95,356	7,083,997
DTE Energy Co.	22,698	2,885,143
MDU Resources Group, Inc.	23,872	638,337
NiSource, Inc.	45,084	1,338,544
NorthWestern Energy Corp.	6,303	440,706
Public Service Enterprise Group, Inc.	63,115	3,607,022
Sempra Energy	34,115	4,620,194
Unitil Corp.	2,094	122,646
WEC Energy Group, Inc.	39,230	3,352,596
		34,844,857
Water Utilities - 0.1%
American States Water Co.	4,498	348,460
American Water Works Co., Inc.	22,499	2,582,435
Aqua America, Inc.	22,265	934,017
AquaVenture Holdings Ltd. (a)	1,246	21,469
California Water Service Group	5,786	308,915
Connecticut Water Service, Inc.	1,625	113,588
Middlesex Water Co.	1,981	124,070
Select Energy Services, Inc. Class A (a)	8,538	86,831
SJW Corp.	2,951	191,490
		4,711,275

TOTAL UTILITIES		115,803,074

TOTAL COMMON STOCKS
(Cost $3,496,231,821)		3,701,502,289

Money Market Funds - 3.4%
Fidelity Cash Central Fund 2.43% (e)	22,662,341	22,666,873
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	103,199,213	103,209,533
TOTAL MONEY MARKET FUNDS
(Cost $125,876,406)		125,876,406
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $3,622,108,227)		3,827,378,695
NET OTHER ASSETS (LIABILITIES) - (3.0)%(g)		(111,793,821)
NET ASSETS - 100%		$3,715,584,874

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	18	Sept. 2019	$1,419,030	$22,056	$22,056
CME E-mini S&P 500 Index Contracts (United States)	68	Sept. 2019	10,139,820	52,442	52,442
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Sept. 2019	590,430	11,315	11,315
TOTAL FUTURES CONTRACTS					$85,813

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $494,209 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $1,211,155 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$268,780
Fidelity Securities Lending Cash Central Fund	165,691
Total	$434,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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